[Front Cover]

[MFS 75 Years Logo]


MFS[RegTM] MUNICIPAL
SERIES TRUST

Semiannual Report [bullet] September 30, 1999

For the States of: Alabama, Arkansas,
California, Florida, Georgia, Maryland,
and Massachusetts

Table of Contents


Letter from the Chairman ....................     1
Management Review and Outlook ...............     2
Performance Summary .........................     4
Portfolio of Investments ....................     7
Financial Statements ........................    21
Notes to Financial Statements ...............    44
MFS' Year 2000 Readiness Disclosure .........    51
Trustees and Officers .......................    53



MFS Original Research[RegTM]

Research has been central to investment management at MFS since 1932, when we created one of the first in-house research departments in the mutual fund industry. Original ResearchSM at MFS is more than just crunching numbers and creating economic models: it's getting to know each security and each company personally.

[MFS Original Research Makes A Difference Logo]


           NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE

Letter from the Chairman

Dear Shareholders,


[Picture of Jeffrey L. Shames]



                                The current investment and economic environment bears little resemblance to last year's. One year ago, global economies were floundering, and the crisis in Asia threatened an already weak U.S. economy. Corporate earnings were flat, and economists used the word "deflation" for the first time in recent memory. Entering
1999, expectations for corporate earnings growth were lowered dramatically. In an attempt to foster U.S. growth, the Federal Reserve Board (the Fed) lowered interest rates.

As a result, this year the U.S. economy is booming and unemployment is low. Many corporations are focused on improving their profitability, and investors have been rewarded with positive surprises across a variety of industries. Our analysts predict that corporate earnings growth for 1999 will average 12% - 15%.

Global economies also are showing signs of strength, and the Asian crisis has passed. In fact, Japan's economic woes seem to have reached bottom. Although the process is in its infancy, some Japanese corporations not only are talking about restructuring and cost cutting, they also are beginning to take action, looking within to become more competitive and improve returns on equity. While still lagging the United States, Europe is beginning to restructure and consolidate. These signs of international growth have contributed to concerns that the U.S. economy now may be too strong. In June, and again in August, the Fed raised rates by one-quarter of a percentage point to help ward off the specter of inflation.

After an unprecedented four years of 20% annual returns in the U.S. equity market, we fear that many investors have become accustomed to high returns and have lost sight of the risks they take on to achieve them. In the current market many investors are taking on additional risk -- whether through day trading or investing in speculative Internet stocks.

Risks are as much a part of the market today as they were one year ago. We believe the market remains overvalued, with stocks priced 30% above our analysts' earnings projections. And market narrowness has not abated; the top 25 stocks in the Standard & Poor's 500 Composite Index, a popular, unmanaged index of common stock total return performance, are still the most overvalued. Such extreme overvaluation makes the stock market sensitive to interest-rate news and any negative earnings surprises. The Year 2000 (Y2K) computer problem is another factor causing investor concern. While we believe corporate America is well prepared to address any Y2K situations that may arise at year-end, no one can predict investor behavior. In our opinion, it is investor behavior that has the greatest potential to create market volatility.

We believe the best way to address Y2K and other market risks is through our continuing commitment to MFS Original Research[RegTM] and our fundamental investment tenet of long-term investing. Whether markets are up or down, MFS analysts focus on analyzing industries and visiting companies to determine the long-term winners and the prices that will make them attractive opportunities. Because all companies will not benefit equally from the improving international environment, bottom-up research remains critical to identifying those that we believe are successfully restructuring, consolidating, and gaining market share. Changes in market and economic conditions can't be predicted but should always be expected. The changes we have seen over the past year only reinforce our commitment to long-term planning and investing. We believe volatility helps to create opportunity for long-term investors to buy solid companies at attractive prices. For this reason, we are continuing to expand our domestic and international capabilities to ensure that MFS has primary, in-house research on companies worldwide. We believe that we have built the right investment team, backed by MFS Original Research, to take advantage of those opportunities for our shareholders.

We appreciate your confidence and welcome any questions or comments you may have.

Respectfully,


[Signature of Jeffrey L. Shames]


Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management[RegTM]

October 15, 1999

Management Review and Outlook

Dear Shareholders,

The bond market suffered from the pressure caused by rising interest rates during the six months ended September 30, 1999. Rates started trending upward in October 1998, after they had bottomed in response to several events. These events included the Russian debt crisis, economic difficulties in Southeast Asia, and the bailout of the hedge fund Long-Term Capital Management. In late 1998, the Federal Reserve Board (the Fed) encouraged this rate decline by implementing three rapid cuts in short-term interest rates to help support global financial markets and ease a building credit crunch. When fears related to credit and the global economy subsided, investors turned their focus back to the United States. There, they found the domestic economy continuing to grow at a strong rate. Concerns emerged about whether that growth could be sustained without inciting inflationary pressures. As these doubts rose, so did interest rates through the end of September 1999, spurred even higher by signs of a worldwide economic recovery. Bond prices move in the opposite direction of interest rates, and the yield on the 30-year U.S. Treasury bond rose from 5.62% at the end of March to 6.05% at the end of September.

Fears of imminent inflation spurred the Fed to reverse monetary policy, even though economic data painted a picture of a relatively benign inflationary environment. In May, the Fed shifted from a neutral stance, choosing to announce a bias toward raising rates to cool the economy and head off inflation. In June, it followed through with a pre-emptive rate hike. The Fed acted once again in August, taking back another of the three rate cuts it had implemented in late 1998.

Concerns over possible inflation and rising interest rates also hurt the municipal bond market. On top of that, municipal bond performance relative to U.S. Treasuries was restrained by issues related to supply and demand. On the supply side, new issuance was still very strong, even though it didn't match the huge quantity that came to market in 1998 when municipalities sought to take advantage of lower interest rates to reduce their borrowing costs. Further, demand was weak as traditional purchasers of municipal bonds such as insurance companies were less active. Because of rising interest rates and this supply and demand imbalance, yields on long-term, high-grade "AAA"-rated municipal bonds rose from 4.97% to 5.63% during the period. In addition, municipal bonds and other non-Treasury investments lagged because we believe securities dealers sought the liquidity offered by U.S. Treasury securities. U.S. Treasuries are deemed to be of higher quality than other bonds because their principal value and interest are guaranteed by the U.S. government if held to maturity. In a rising interest-rate environment, low-rated and nonrated municipal bonds performed better than high-rated issues because the latter group tends to be more sensitive to changes in interest rates. On the other hand, low-rated and nonrated municipal bond prices tend to be driven more by the individual creditworthiness of the issuer. Since the U.S. economy remained healthy during the period, issuers of low-rated and nonrated bonds generally encountered few problems meeting their payments. Over the course of the six months, we were able to take advantage of this divergence in performance through our selective purchase of attractive low-rated and nonrated issues, also reaping the benefits of the higher yields they offered to compensate investors for taking on their additional credit risk.

We also benefited from maintaining a neutral to cautious stance with respect to duration. Duration is an indicator of a portfolio's sensitivity to changes in interest rates; with a shorter duration, the portfolios were less susceptible to price declines resulting from interest-rate increases. In addition, we profited from a focus on intermediate-maturity securities. This segment of the market was hurt less by rate increases -- and price declines -- than long-term securities. We also looked for bonds offering diversified characteristics or structures that we felt helped them maintain a steady performance regardless of the market backdrop. While each state was unique in terms of the types of securities it had available, its issuance patterns, and its cash flows, no one region stood out as a leader or a laggard. For several years, the U.S. economy as a whole has performed very well. It used to be that we'd see a cycle in which one region would perform better than the others, but that hasn't been the case. With regard to sectors, we've generally been very cautious and selective with investments in the health care industry. We felt higher education and housing were considered more attractive during the period.

Looking forward, we believe we'll see interest rates trade in a narrow range fairly close to current levels instead of moving sharply up or down. In addition, most market observers anticipate that the Fed will take back the last of its 1998 rate cuts by the end of 1999. We believe it would not be surprising to see the Fed do so in November or next year. Turning to the markets, we could see a gradual rebound in non-Treasury bond sectors, including municipals, as we cross into the year 2000 and liquidity becomes less of an issue. At this point, municipal securities are very attractively valued on an absolute basis and relative to Treasuries. They offer very attractive yields, enjoy the advantage of being tax exempt, and have benefited from very strong credit quality in general. As a result, we believe there are many good reasons to own municipal bonds at this juncture.

As always, we will use our research-driven, bottom-up, MFS Original Research[RegTM] to search for opportunities in the municipal marketplace.

Respectfully,


[Signatures of Michael L. Dawson, Christopher J. Mier, Geoffrey L. Schechter]


Michael L. Dawson         Christopher J. Mier      Geoffrey L. Schechter
Portfolio Manager         Portfolio Manager       Portfolio Manager


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed. The portfolios are actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
  PORTFOLIO MANAGERS' PROFILES


  Michael L. Dawson is Assistant Vice President and a portfolio manager of all state municipal bond funds at MFS Investment Management[RegTM]. He joined MFS in 1998 and was named Assistant Vice President and portfolio manager in 1999. Prior to joining MFS, Mr. Dawson worked in institutional sales -- fixed income for Fidelity Capital Markets and Goldman Sachs. Prior to that, he was a research analyst in the municipal bond group at Franklin Templeton. He is a graduate of Santa Clara University and received an M.B.A. degree from Babson College in May 1999.

  Christopher J. Mier is Senior Vice President of MFS Investment Management[RegTM] and portfolio manager of MFS[RegTM] Municipal Limited Maturity Fund and MFS[RegTM] Municipal Income Fund. He is also a portfolio manager of the MFS[RegTM] Alabama, Arkansas, California, Florida, Maryland, Massachusetts, Mississippi, New York, Pennsylvania, and Tennessee municipal bond funds. Mr. Mier joined MFS in May 1999. Prior to joining MFS, he spent 13 years as a managing director and portfolio manager in the municipal bond department at a major international money manager. He earned a bachelor's degree in economics from the University of Michigan and an M.B.A. from Northwestern University. He is a Chartered Financial Analyst.

  Geoffrey L. Schechter is Vice President of MFS Investment Management[RegTM] and portfolio manager of MFS[RegTM] Municipal Bond Fund. He is also a manager of the MFS[RegTM] South Carolina, North Carolina, Georgia, Virginia, and West Virginia municipal bond funds. Mr. Schechter joined MFS as an Investment Officer in 1993 after working as a municipal credit analyst with a major insurance company. He was named portfolio manager in 1993, Assistant Vice President in 1994, and Vice President in 1995. Mr. Schechter is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He is a Chartered Financial Analyst and a Certified Public Accountant.

  All portfolio managers at MFS Investment Management[RegTM] are supported by an investment staff of over 100 professionals utilizing MFS Original Research[RegTM], a company-oriented, bottom-up process of selecting securities.



This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial consultant, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
     FUND FACTS


     Objective: Each Fund seeks current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.


    Commencement of investment operations:                   Class inception:
    Alabama                     February 1, 1990             Alabama           Class A   February 1, 1990
    Arkansas                    February 3, 1992                               Class B   September 7, 1993
    California                  June 18, 1985                Arkansas          Class A   February 3, 1992
    Florida                     February 3, 1992                               Class B   September 7, 1993
    Georgia                     June 6, 1988                 California        Class A   June 18, 1985
    Maryland                    October 31, 1984                               Class B   September 7, 1993
    Massachusetts               April 9, 1985                                  Class C   January 3, 1994
    Net assets as of September 30, 1999:                     Florida           Class A   February 3, 1992
    Alabama                     $ 85.1 million                                 Class B   September 7, 1993
    Arkansas                    $127.1 million               Georgia           Class A   June 6, 1988
    California                  $284.3 million                                 Class B   September 7, 1993
    Florida                     $ 87.6 million               Maryland          Class A   October 31, 1984
    Georgia                     $ 66.9 million                                 Class B   September 7, 1993
    Maryland                    $150.6 million               Massachusetts     Class A   April 9, 1985
    Massachusetts               $249.8 million                                 Class B   September 7, 1993

Performance Summary

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends.


Average Annual and Cumulative Total Rates of Return through September 30, 1999


MFS[RegTM] Alabama Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -2.83%      -1.57%      +15.00%      +32.53%      +87.65%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -1.57%       +4.77%       +5.79%       +6.73%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.24%       +3.08%       +4.77%       +6.20%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.19%      -2.30%      +12.43%      +27.46%      +79.05%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.30%       +3.98%       +4.97%       +6.21%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.03%       +3.08%       +4.64%       +6.21%
----------------------------   ------      ------       ------       ------       ------

 *For the period from the commencement of the Fund's investment operations, February 1, 1990, through September 30, 1999.


MFS[RegTM] Arkansas Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -2.10%      -1.25%      +15.00%      +29.65%      +52.99%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -1.25%       +4.77%       +5.33%       +5.71%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -5.94%       +3.08%       +4.31%       +5.04%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -2.54%      -1.91%      +12.43%      +24.63%      +45.21%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -1.91%       +3.98%       +4.50%       +4.99%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -5.68%       +3.05%       +4.16%       +4.99%
----------------------------   ------      ------       ------       ------       ------

*For the period from the commencement of the Fund's investment operations, February 3, 1992, through September 30, 1999.

MFS[RegTM] California Municipal Bond Fund


                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.08%      -1.92%      +16.81%      +35.58%      +94.92%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -1.92%       +5.32%       +6.28%       +6.90%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.58%       +3.62%       +5.25%       +6.38%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.46%      -2.68%      +14.02%      +29.91%      +84.65%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.68%       +4.47%       +5.37%       +6.32%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.42%       +3.55%       +5.05%       +6.32%
----------------------------   ------      ------       ------       ------       ------


                                              Class C Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.51%      -2.82%      +13.43%      +29.01%      +84.18%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.82%       +4.29%       +5.23%       +6.30%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -3.76%       +4.29%       +5.23%       +6.30%
----------------------------   ------      ------       ------       ------       ------

MFS[RegTM] Florida Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.10%      -2.25%      +13.20%      +31.26%      +53.90%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.25%       +4.22%       +5.59%       +5.79%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.90%       +2.54%       +4.57%       +5.12%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.40%      -3.05%      +10.52%      +25.94%      +45.85%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -3.05%       +3.39%       +4.72%       +5.05%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.77%       +2.47%       +4.39%       +5.05%
----------------------------   ------      ------       ------       ------       ------

*For the period from the commencement of the Fund's investment operations, February 3, 1992, through September 30, 1999.


MFS[RegTM] Georgia Municipal Bond Fund



                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -2.97%      -2.28%      +14.92%      +30.63%      +88.05%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.28%       +4.74%       +5.49%       +6.52%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.92%       +3.06%       +4.47%       +6.00%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.43%      -3.10%      +12.24%      +25.64%      +79.27%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -3.10%       +3.93%       +4.67%       +6.01%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.82%       +3.00%       +4.34%       +6.01%
----------------------------   ------      ------       ------       ------       ------

MFS[RegTM] Maryland Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -2.98%      -2.51%      +13.90%      +29.63%      +78.54%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.51%       +4.43%       +5.33%       +5.97%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -7.15%       +2.75%       +4.31%       +5.45%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.30%      -3.15%      +11.68%      +25.32%      +71.14%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -3.15%       +3.75%       +4.62%       +5.52%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.87%       +2.83%       +4.28%       +5.52%
----------------------------   ------      ------       ------       ------       ------

MFS[RegTM] Massachusetts Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.13%      -2.15%      +13.90%      +30.69%      +86.81%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.15%       +4.43%       +5.50%       +6.45%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.80%       +2.75%       +4.48%       +5.93%
----------------------------   ------      ------       ------       ------       ------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
                             ---------- ----------- ------------ ------------ ------------
Cumulative Total Return
 Excluding Sales Charge         -3.44%      -2.78%      +11.68%      +26.42%      +79.34%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Excluding Sales Charge            --       -2.78%       +3.75%       +4.80%       +6.02%
----------------------------   ------      ------       ------       ------       ------
Average Annual Total Return
 Including Sales Charge            --       -6.50%       +2.84%       +4.47%       +6.02%
----------------------------   ------      ------       ------       ------       ------

Notes to Performance Summary

The Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. The Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. The Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

Class B and C share performance include the performance of the Fund's Class A shares for periods prior to their inception (blended performance). Class B and C blended performance has been adjusted to take into account the CDSC applicable to Class B and C shares rather than the initial sales charge (load) applicable to Class A shares. These blended performance figures have not been adjusted to take into account differences in class-specific operating expenses. Because operating expenses of Class B and C shares are higher than those of Class A, the blended Class B and C share performance is higher than it would have been had Class B and C shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of capital gains.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax. See the prospectus for details.

 Portfolio of Investments (Unaudited) - September 30, 1999

MFS ALABAMA MUNICIPAL BOND FUND
Municipal Bonds - 97.7%

-------------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                           (000 Omitted)              Value
-------------------------------------------------------------------------------------------
General Obligation - 14.2%
 Birmingham, AL, 5.75s, 2019                           $2,000              $ 2,022,760
 Commonwealth of Puerto Rico, Aqueduct &
  Sewer Authority Rev., 5s, 2015                        1,300                1,216,085
 Florence, AL, Warrants, FSA, 5s, 2018                    850                  781,915
 Huntsville, AL, 5.5s, 2020                             1,000                  970,090
 Puerto Rico Public Buildings Authority,
  Government Facilities, AMBAC, 6.25s, 2013             2,000                2,197,520
 Russell County, AL, Warrants, AMBAC, 5s, 2017          1,595                1,476,125
 Shelby County, AL, 7.4s, 2007                          1,000                1,074,770
 Shelby County, AL, 7.7s, 2017                            800                  858,248
 Shelby County, AL, MBIA, 0s, 2011                      3,000                1,469,520
                                                                           -----------
                                                                           $12,067,033
-------------------------------------------------------------------------------------------
State and Local Appropriation - 1.8%
 Puerto Rico Public Buildings Authority, Education
  & Health, 5.6s, 2008                                 $  500              $   518,570
 Puerto Rico Public Finance Corp., AMBAC, 5.375s,
  2013 ++++ +                                             500                  509,110
 Puerto Rico Public Finance Corp., AMBAC, 7.021s,
  2016 ++++ +                                             500                  497,040
                                                                           -----------
                                                                           $ 1,524,720
-------------------------------------------------------------------------------------------
Refunded and Special Obligations - 8.5%
 Alabama Agriculture & Mechanics University
  Rev., MBIA, 5.75s, 2005                              $  500              $   536,905
 Baldwin County, AL, Eastern Shore Health Care
  (Thomas Hospital), 8.5s, 2001                         1,000                1,080,530
 Birmingham, AL, Waterworks & Sewer Board
  Rev., 5.375s, 2006                                    2,000                2,093,180
 Gadsden East, AL, Medical Clinic Board Rev.
  (Baptist Hospital), 7.8s, 2001                        2,000                2,178,920
 Montgomery County, AL, Department of Human
  Resources Rev., 7s, 2010                              1,000                1,059,100
 State of Alabama, 7.1s, 2000                             250                  261,613
                                                                           -----------
                                                                           $ 7,210,248
-------------------------------------------------------------------------------------------
Airport and Port Revenue - 6.3%
 Alabama Docks Department Facilities Rev., MBIA,
  5.375s, 2017                                         $1,000              $   959,210
 Alabama Docks Department Facilities Rev., MBIA,
  5.5s, 2022                                            1,000                  965,840
 Birmingham, AL, Airport Authority, Airport Rev.,
  AMBAC, 5.5s, 2013 [sec][sec]                          1,465                1,404,393
 Mobile, AL, Airport Authority Rev., 7.375s, 2012       1,000                1,042,770
 Mobile, AL, Airport Authority Rev., 8.875s, 2015         927                  965,915
                                                                           -----------
                                                                           $ 5,338,128
-------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 7.3%
 DeKalb & Cherokee County, AL, Gas Rev.,
  AMBAC, 5.4s, 2016                                    $2,000              $ 1,961,140
 Guam Power Authority Rev., RITES, AMBAC,
  6.673s, 2013 ++++ +                                     500                  485,110
 Guam Power Authority Rev., RITES, AMBAC,
  6.673s, 2018 ++++ +                                   4,500                3,802,860
                                                                           -----------
                                                                           $ 6,249,110
-------------------------------------------------------------------------------------------
Health Care Revenue - 7.2%
 Alabama Special Care Facilities Financing
  Authority (Daughters of Charity), AMBAC,
  5s, 2025                                             $1,500              $ 1,315,875
 Baldwin County, AL, Eastern Shore Health Care
  (Thomas Hospital), 6.75s, 2015                        1,000                1,041,990
 Cullman, AL, Medical Park South Clinic, "A",
  6.5s, 2023                                            1,000                1,020,500



Municipal Bonds - continued

                                                       Principal Amount
Issuer                                                     (000 Omitted)              Value
-------------------------------------------------------------------------------------------
Health Care Revenue - continued
 Montgomery, AL, Medical Clinic Board Rev.
  (Jackson Hospital & Clinic), 7s, 2015                $2,030              $ 2,073,808
 Valley, AL, Special Care Facilities Financing
  Authority (Lanier Memorial Hospital), 5.65s, 2022       735                  670,511
                                                                           -----------
                                                                           $ 6,122,684
-------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 9.0%
 Butler, AL, Industrial Development Board, Solid
  Waste Rev. (James River Corp.), 8s, 2028             $1,000              $ 1,103,930
 Camden, AL, Industrial Development Board
  Pollution Control Rev. (Macmillian Bloedel),
  7.75s, 2009                                             500                  521,440
 Courtland, AL, Industrial Development Board,
  Solid Waste Disposal Rev. (Champion
  International), 5.9s, 2017                            1,000                  976,400
 Courtland, AL, Industrial Development Board,
  Solid Waste Disposal Rev. (Champion
  International), 7.75s, 2020                           1,485                1,523,669
 Courtland, AL, Industrial Development Board,
  Solid Waste Disposal Rev. (Champion
  International), 6s, 2029                              1,000                  952,070
 Piedmont, AL, Industrial Development Board Rev.
  (Springs Industries), 8.25s, 2010                     1,000                1,044,290
 Tarrant City, AL, Industrial Development Board
  Rev. (Vulcan Materials), 7.5s, 2011                   1,500                1,568,850
                                                                           -----------
                                                                           $ 7,690,649
-------------------------------------------------------------------------------------------
Insured Health Care Revenue - 9.0%
 Alabama Special Care Facilities Financing
  Authority (Daughters of Charity), AMBAC,
  5s, 2025                                             $1,000              $   876,050
 Huntsville, AL, Health Care Authority Rev., MBIA,
  6.375s, 2022 ###                                        850                  890,290
 Huntsville, AL, Health Care Authority, MBIA, 5s,
  2023 ###                                              1,000                  884,680
 Lauderdale County & Florence, AL (Coffee Health
  Group), MBIA, 5.75s, 2014                             1,000                  994,720
 Lauderdale County & Florence, AL (Eliza Coffee
  Memorial Hospital), MBIA, 5.75s, 2014                 1,000                1,019,990
 Montgomery, AL, Medical Clinic Board Rev.
  (Jackson Hospital & Clinic), AMBAC,
  5.875s, 2016                                          1,000                1,027,050
 Montgomery, AL, Special Care Facilities Financing
  Authority Rev. (Baptist Health), MBIA, 5.25s, 2013      850                  828,214
 Montgomery, AL, Special Care Facilities Financing
  Authority Rev. (Baptist Health), MBIA,
  5.375s, 2019                                          1,150                1,100,389
                                                                           -----------
                                                                           $ 7,621,383
-------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.1%
 Alabama Housing Finance Authority, Multi-Family
  Residential Development Rev. (St. Jude), FHA,
  7.25s, 2023                                          $1,355              $ 1,427,411
 Puerto Rico Housing Finance Corp., Multi-Family
  Mortgage Rev., 7.5s, 2015                               355                  364,401
                                                                           -----------
                                                                           $ 1,791,812
-------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.1%
 Territory of Virgin Islands Public Finance
  Authority, 5.5s, 2018                                $1,000              $   947,950
-------------------------------------------------------------------------------------------
Single Family Housing Revenue - 4.4%
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 6.55s, 2014                     $  940              $   976,350


                                                                           7-MAL

                                                      Principal Amount
Issuer                                                    (000 Omitted)              Value
-------------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 5.7s, 2015                     $1,555               $ 1,566,989
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.4s, 2022                        515                   523,369
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.5s, 2022                        320                   328,950
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.6s, 2022                         90                    91,348
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.75s, 2022                       235                   241,822
                                                                           -----------
                                                                           $ 3,728,828
-------------------------------------------------------------------------------------------
Turnpike Revenue - 2.2%
 Puerto Rico Highway & Transportation Authority,
  FSA, 5s, 2016                                       $2,000               $ 1,886,740
-------------------------------------------------------------------------------------------
Universities - 5.3%
 Alabama Agricultural & Mechanical University
  Rev., MBIA, 5.25s, 2013                             $  500               $   492,995
 Alabama Board of Education Rev. (Shelton State
  Community College), MBIA, 6s, 2014                   1,000                 1,048,700
 Alabama Board of Education Rev. (Southern
  Union Community College), MBIA, 5s, 2018             1,000                   906,910
 Alabama Public School & College, Capital
  Improvement Series C, 5.75s, 2017                    1,000                 1,008,840
 Homewood, AL, Educational Building Authority,
  Educational Facilities Rev. (Samford University),
  6.5s, 2016                                           1,000                 1,046,930
                                                                           -----------
                                                                           $ 4,504,375
-------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 12.1%
 Alabama Water Pollution Control Authority,
  AMBAC, 5.5s, 2020                                   $1,500               $ 1,454,550
 Arab, AL, Waterworks Board, Water Rev., MBIA,
  7.05s, 2016                                          1,000                 1,056,700
 Bessemer, AL, Water Rev., AMBAC, 5.75s, 2026          1,000                   998,650
 Birmingham, AL, Water & Sewer Rev., Warrants,
  AMBAC, 5.125s, 2014                                  1,410                 1,346,987
 Birmingham, AL, Water & Sewer Rev., Warrants,
  AMBAC, 5.125s, 2017                                  1,000                   936,070
 Fairview, AL, Water Rev. (East Cullman), AMBAC,
  8s, 2020                                               955                   990,574
 Limestone County, AL, Water Authority Rev., FGIC,
  5.5s, 2026                                           2,650                 2,538,408
 Madison, AL, Water & Waste Board, MBIA,
  5.5s, 2019                                           1,000                   971,380
                                                                           -----------
                                                                           $10,293,319
-------------------------------------------------------------------------------------------
Other - 7.2%
 Alabama Building Renovation Finance Authority
  Rev., 6s, 2014                                      $1,515               $ 1,565,162
 Alabama Building Renovation Finance Authority
  Rev. (Fitch Light), 7.45s, 2011                      1,500                 1,567,425
 Birmingham, AL, Downtown Redevelopment
  Authority, Social Security Administration Building
  Rev., 0s to 2000, 12.5s to 2010                      2,435                 3,019,156
                                                                           -----------
                                                                           $ 6,151,743
-------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $82,186,096)                       $83,128,722
-------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.3%
-----------------------------------------------------
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99                       $1,000               $ 1,000,000



Municipal Bonds - continued

                                                      Principal Amount
Issuer                                                    (000 Omitted)              Value
-------------------------------------------------------------------------------------------
Floating Rate Demand Notes - continued
-------------------------------------------------------------------------------------------
 Pinellas County, FL, Health Facility Authority,
  due 10/01/99                                        $  300               $   300,000
 Stevenson, AL, Industrial Development Board,
  Environmental Improvement Rev. (Mead Corp.),
  due 10/01/99                                           700                   700,000
-------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                       $ 2,000,000
-------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $84,186,096)                           $85,128,722
Other Assets, Less Liabilities                                                 (16,745)
-------------------------------------------------------------------------------------------
Net assets - 100.0%                                                        $85,111,977
-------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.



8 - MAL

Portfolio of Investments (Unaudited) - September 30, 1999

MFS ARKANSAS MUNICIPAL BOND FUND

Municipal Bonds - 97.7%

                                                      Principal Amount
Issuer                                                   (000 Omitted)              Value
-------------------------------------------------------------------------------------------
General Obligation - 5.3%
 Arkansas College Savings, "A", 0s, 2015                  $2,575              $ 1,081,345
 Arkansas College Savings, "A", 0s, 2017                   2,590                  955,296
 Arkansas College Savings, "B", 0s, 2012                   1,200                  614,436
 Arkansas College Savings, "B", 0s, 2013                   1,000                  479,880
 Arkansas College Savings, "B", 0s, 2014                   1,150                  514,844
 Arkansas College Savings, "B", 0s, 2015                   1,600                  671,904
 Arkansas College Savings, "C", 0s, 2014                   1,000                  447,690
 Arkansas Water Resources Development
  Authority, 6.375s, 2021                                  1,000                1,029,280
 Commonwealth of Puerto Rico, 5.4s, 2025                   1,000                  961,020
                                                                              -----------
                                                                              $ 6,755,695
-------------------------------------------------------------------------------------------
State and Local Appropriation - 4.5%
 Arkansas Development Finance Authority, Local
  Government Rev., 7.1s, 2008                             $2,440              $ 2,557,828
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., 0s, 2011                           5,000                2,128,150
 Puerto Rico Public Finance Corp., AMBAC, 5.375s, 2016     1,000                  990,530
                                                                              -----------
                                                                              $ 5,676,508
-------------------------------------------------------------------------------------------
Refunded and Special Obligations - 12.8%
 Arkansas Development Finance Authority, Water
  & Sewer Rev., MBIA, 7s, 2001                            $2,050              $ 2,162,217
 Arkansas Housing Development Agency, Single
  Family Mortgage Rev., 8.375s, 2011 ###                   1,000                1,253,790
 Arkansas Water Resources Development
  Authority, 6.375s, 2012 ###                              1,000                1,040,660
 Baxter County, AR, Hospital Rev., 7.5s, 2002              3,145                3,474,376
 Harrison, AR, Residential Housing Facilities Board,
  Single Family Mortgage Rev., FGIC, 7.4s, 2011            4,000                4,733,280
 North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2002    1,000                1,074,530
 Pulaski County, AR, Health Facilities Board Rev.
  (Sisters of Charity), MBIA, 6s, 2002                     1,000                1,066,550
 Sherwood, AR, Residential Housing Facilities
  Board, Single Family Mortgage Rev., MBIA,
  7.5s, 2011                                               1,250                1,477,562
                                                                              -----------
                                                                              $16,282,965
-------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.6%
 Little Rock, AR, Airport Rev., FSA, 5.25s, 2019          $  800              $   758,080
-------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 13.1%
 Commonwealth of Puerto Rico, Electric Power
  Authority, Power Rev., MBIA, 5.25s, 2016                $  500              $   490,055
 Jefferson County, AR, Pollution Control Rev.
  (Arkansas Power & Light), 6.3s, 2018                     1,050                1,086,015
 North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2010    2,000                2,217,900
 North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2015    6,000                6,678,900
 Pope County, AR, Solid Waste Disposal Rev.
  (Arkansas Power & Light), 8s, 2020                       1,780                1,868,163
 Pope County, AR, Solid Waste Disposal Rev.
  (Arkansas Power & Light), 8s, 2021                       3,000                3,160,290
 Virgin Islands Water & Power Authority Rev.,
  ASST GTY, 5.3s, 2018                                     1,250                1,181,563
                                                                              -----------
                                                                              $16,682,886
-------------------------------------------------------------------------------------------
Health Care Revenue - 6.2%
 Arkansas Development Finance Authority Rev.
  (White River Medical Center), 5.55s, 2019               $  500              $   462,695
 Baxter County, AR, Hospital Rev., 5.6s, 2021              1,500                1,380,870
 Little Rock, AR, Health Facilities Board (Baptist
  Medical Center), 6.9s, 2009                              1,400                1,550,486
 Little Rock, AR, Health Facilities Board (Baptist
  Medical Center), 7s, 2017                                3,250                3,431,935



Municipal Bonds - continued

                                                      Principal Amount
Issuer                                                   (000 Omitted)              Value
-------------------------------------------------------------------------------------------
Health Care Revenue - continued
 Pulaski County, AR, Hospital Rev. (Children's
  Hospital), 6.15s, 2017                                  $1,000              $ 1,022,630
                                                                              -----------
                                                                              $ 7,848,616
-------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 7.8%
 Blytheville, AR, Solid Waste Recycling &
  Sewerage Treatment Rev. (Nucor), 6.375s, 2023           $3,565              $ 3,702,145
 Camden, AR, Environmental Improvement Rev.
  (International Paper), 7.625s, 2018                      1,000                1,119,580
 Jonesboro, AR, Industrial Development Rev.
  (Anheuser-Busch), 6.5s, 2012                             3,500                3,717,665
 Little River County, AR (Georgia Pacific Corp.),
  5.6s, 2026                                               1,000                  918,150
 Pine Bluff, AR, Environmental Improvement Rev.
  (International Paper Co.), 5.55s, 2022                     500                  465,085
                                                                              -----------
                                                                              $ 9,922,625
-------------------------------------------------------------------------------------------
Insured Health Care Revenue - 8.7%
 Arkansas Development Finance Authority, Health
  Facilities Rev. (Sisters of Mercy), MBIA, 5s, 2013      $6,340              $ 6,172,497
 Arkansas Development Finance Authority, Health
  Facilities Rev. (Sisters of Mercy), MBIA, 5s, 2019       4,000                3,661,800
 Arkansas Development Finance Authority Rev.,
  AMBAC, 5.375s, 2019                                      1,315                1,265,990
                                                                              -----------
                                                                              $11,100,287
-------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.9%
 Pulaski County, AR, Public Facilities Board,
  GNMA, 5.75s, 2034                                       $2,000              $ 1,919,280
 West Memphis, AR, Public Facilities Board
  Mortgage Rev., AMBAC, 0s, 2011                           1,090                  535,157
                                                                              -----------
                                                                              $ 2,454,437
-------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 3.3%
 Little Rock, AR, Hotel & Restaurant Gross
  Receipts Tax Rev., 7.375s, 2015                         $2,790              $ 3,251,661
 Virgin Islands Public Finance Authority, 5.5s, 2022       1,000                  939,190
                                                                              -----------
                                                                              $ 4,190,851
-------------------------------------------------------------------------------------------
Single Family Housing Revenue - 12.3%
 Arkansas Development Finance Authority Rev.,
  5.3s, 2023                                              $1,000              $   998,160
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., GNMA, 7.4s, 2023                     985                1,018,825
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., GNMA, 6.7s, 2027                   2,765                2,860,613
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., GNMA, 7.45s, 2027                  1,305                1,400,500
 Jefferson County, AR, Health Care & Residential
  Facilities Board, 7.25s, 2011                              620                  641,235
 Lonoke County, AR, Residential Housing Facilities
  Board, 7.375s, 2011                                        143                  150,391
 Lonoke County, AR, Residential Housing Facilities
  Board, FNMA, 7.9s, 2011                                    585                  627,297
 Mississippi County, AR, Public Facilities Board,
  Mortgage Rev., 7.2s, 2010                                  725                  777,700
 North Little Rock, AR, Residential Housing
  Facilities Board, 0s, 2010                              11,526                5,419,756
 Pulaski County, AR, Public Facilities Board Rev.,
  FNMA, 0s, 2014                                           2,750                1,198,890
 Saline County, AR, Residential Housing Facilities
  Board, 7.875s, 2011                                        575                  604,015
                                                                              -----------
                                                                              $15,697,382
-------------------------------------------------------------------------------------------


                                                                           9-MAR

                                                    Principal Amount
Issuer                                                 (000 Omitted)           Value
-------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
 Ashdown, AR, Pollution Control Rev. (Nekoosa
  Papers, Inc.), 4.75s, 2008                                    $1,000      $    952,980
-------------------------------------------------------------------------------------------
Student Loan Revenue - 2.4%
 Arkansas Student Loan Authority Rev., 7.15s, 2002              $  205      $    211,953
 Arkansas Student Loan Authority Rev., 6.75s, 2006                 765           781,746
 Arkansas Student Loan Authority Rev., "B", 6.25s, 2010          2,000         2,073,220
                                                                            ------------
                                                                            $  3,066,919
-------------------------------------------------------------------------------------------
Turnpike Revenue - 1.9%
 Puerto Rico Highway & Transportation Authority,
  FSA, 5s, 2016                                                 $2,605      $  2,457,479
-------------------------------------------------------------------------------------------
Universities - 4.4%
 Arkansas State University Rev., AMBAC, 5s, 2019                $1,000      $    906,240
 Conway, AR, Public Facilities Rev. (Hendrix
  College), 5.85s, 2016                                          1,000           995,540
 Pope County, AR, Residential Housing Facilities
  Board (Arkansas Tech University), 6s, 2027                     1,000           931,960
 University of Arkansas Rev., Athletic Facilities
  (Razorback Stadium), AMBAC, 4.85s, 2014                          500           458,405
 University of Arkansas Rev., MBIA, 5.05s, 2019                  2,500         2,311,150
                                                                            ------------
                                                                            $  5,603,295
-------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 11.7%
 Arkansas Development Finance Authority,
  Revolving Loan Fund, 5.85s, 2019                              $2,130      $  2,149,021
 Arkansas Development Finance Authority, Waste
  Water Systems Rev., 4.875s, 2017                               1,500         1,356,750
 Arkansas Development Finance Authority, Water
  & Sewer Rev., MBIA, 5s, 2012                                   1,000           983,540
 Beaver, AR, Water District, Benton & Washington
  Counties, Water & Sewer Rev., MBIA, 5.85s, 2008                2,000         2,091,560
 Fort Smith, AR, AMBAC, 5.65s, 2019                              1,000           994,000
 Fort Smith, AR, Water & Sewer Rev., MBIA, 6s, 2012              2,250         2,380,703
 Russellville, AR, Water Systems Rev., AMBAC,
  6.25s, 2012                                                    1,365         1,428,513
 South Sebastian County, AR, Water Users Assn.,
  5.95s, 2013                                                    2,425         2,431,863
 South Sebastian County, AR, Water Users Assn.,
  6.15s, 2023                                                    1,000         1,004,110
                                                                            ------------
                                                                            $ 14,820,060
-------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $120,156,001)                       $124,271,065
-------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
-------------------------------------------------------------------------------------------
 Allegheny County, PA, Hospital Development Rev.
  (Aces Presbyterian University Hospital), due
  10/01/99                                                      $  100      $    100,000
 Harris County, TX, Hospital Rev. (Methodist
  Hospital), due 10/01/99                                          400           400,000
 North Little Rock, AR, Health Facilities Board
  Baptist Health, due 10/01/99                                     200           200,000
 Pinellas County, FL, Health Facility Authority, due
  10/01/99                                                         700           700,000
-------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                        $  1,400,000
-------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $121,556,001)                           $125,671,065
Other Assets, Less Liabilities - 1.2%                                          1,475,830
-------------------------------------------------------------------------------------------
Net assets - 100.0%                                                         $127,146,895
-------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

MFS CALIFORNIA MUNICIPAL BOND FUND

Municipal Bonds - 97.9%

                                                     Principal Amount
Issuer                                                   (000 Omitted)         Value
------------------------------------------------------------------------------------
General Obligation - 12.8%
 Corona, CA, Unified School District, "A", FSA,
  5.375s, 2018                                               $1,350      $ 1,316,156
 Fresno, CA, Unified School District, MBIA,
  5.9s, 2019 [sec][sec]                                       1,960        2,042,810
 Los Angeles, CA, FGIC, 6.772s, 2014 ++++ +                   5,405        5,302,737
 Los Angeles, CA, Unified School District, MBIA,
  5.625s, 2015                                                4,890        4,952,299
 Los Angeles, CA, Unified School District, FGIC,
  5s, 2021                                                    1,000          919,060
 Lucia Mar, CA, Unified School District, FGIC, 0s,
  2013                                                        1,350          635,175
 State of California, 10s, 2007                               1,055        1,426,740
 State of California, 6.5s, 2010                              1,235        1,394,327
 State of California, 5s, 2015                                  500          476,165
 State of California, AMBAC, 7.2s, 2008                       1,600        1,870,448
 State of California, AMBAC, 6.3s, 2010                       6,000        6,668,460
 State of California, AMBAC, 7s, 2010                         2,000        2,321,480
 State of California, FGIC, 5.772s, 2015 ++++ +               5,000        4,129,700
 Tehachapi, CA, Unified School District, FGIC,
  5.625s, 2020                                                1,100        1,098,966
 Walnut Valley, CA, Unified School District,
  AMBAC, 6s, 2011                                             1,600        1,733,424
                                                                         -----------
                                                                         $36,287,947
------------------------------------------------------------------------------------
State and Local Appropriation - 14.7%
 Banning, CA, Water System Improvement,
  Certificates of Participation, AMBAC, 8s, 2019             $1,000      $ 1,231,620
 Bassett, CA, Unified School District, Certificates
  of Participation, FSA, 4.75s, 2017                          1,000          897,200
 California Public Works Board, Lease Rev.
  (Department of Corrections), 5.55s, 2010                    4,000        4,195,000
 California Public Works Board, Lease Rev.
  (Department of Corrections), 7.4s, 2010                     5,000        5,974,150
 California Public Works Board, Lease Rev.
  (Department of Corrections), MBIA, 5.5s, 2015               4,500        4,545,900
 Fortuna, Parlier & Susanville, CA, Certificates of
  Participation, "B", 7.375s, 2017                              930          964,596
 Grossmont, CA, Union High School District,
  Certificates of Participation, MBIA, 0s, 2006               6,000        4,304,520
 Inglewood, CA, Public Financing Authority Rev.,
  AMBAC, 5.625s, 2015                                         1,740        1,763,960
 Los Angeles, CA, Building Authority Rev., MBIA,
  5.625s, 2011                                                3,375        3,539,126
 Los Angeles, CA, Convention & Exhibition Center
  Authority, Certificates of Participation, AMBAC,
  0s, 2005                                                    2,400        1,835,424
 Pasadena, CA, Certificates of Participation
  (Pasadena Parking Facilities), 6.25s, 2018                  3,460        3,706,145
 Pomona, CA, Public Financing Authority Rev.,
  6.25s, 2010                                                 4,020        4,298,827
 Riverside County, CA, Certificates of Participation,
  MBIA, 5s, 2018                                              1,230        1,135,536
 Visalia, CA, Utility Systems Department,
  Certificates of Participation, MBIA, 0s, 2005               4,655        3,512,523
                                                                         -----------
                                                                         $41,904,527
------------------------------------------------------------------------------------
Refunded and Special Obligations - 18.2%
 California Health Facilities Financing Authority
  Rev. (AIDS Hospice Foundation), 7.15s, 2000                $2,785      $ 2,864,456
 California Health Facilities Financing Authority
  Rev. (St. Joseph's Hospital), CHFC, 6.75s, 2001             2,710        2,890,053

10 - MCA

                                                      Principal Amount
Issuer                                                   (000 Omitted)              Value
-------------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 California Statewide Community Development
  Authority, Certificates of Participation, CHFC,
  0s, 2007                                                $3,645              $ 2,497,153
 California Statewide Community Development
  Authority, Certificates of Participation, CHFC,
  0s, 2008                                                 6,345                4,106,738
 California Statewide Community Development
  Authority, Certificates of Participation (St.
  Joseph's Hospital), 6.625s, 2004                         4,205                4,705,858
 Central Valley, CA, 6.2s, 2003                            3,000                3,267,660
 Corona, CA, Certificates of Participation (Corona
  Community Hospital), 8s, 2005                              585                  687,451
 Desert Hospital District, CA, Hospital Rev. (Desert
  Hospital Corp.), 9.004s, 2002 ++++                       3,000                3,448,680
 Emeryville, CA, Public Financing Authority Rev.,
  6.5s, 2002                                                 770                  829,898
 Los Angeles, CA, Convention & Exhibition Center
  Authority, Certificates of Participation, 9s, 2005       1,900                2,368,958
 Mojave, CA, Water Agency Rev. (Morongo Basin),
  6.6s, 2002                                               1,400                1,524,614
 Northern California Power Agency, Public Power
  Rev., 5.85s, 2010                                          870                  928,220
 Pomona, CA, Public Financing Authority Rev.,
  5.75s, 2004                                                855                  919,005
 Pomona, CA, Single Family Mortgage Rev.,
  FHLMC, GNMA, 7.5s, 2000                                  2,000                2,430,340
 Pomona, CA, Single Family Mortgage Rev., FNMA,
  GNMA, 7.375s, 2010                                       2,000                2,275,500
 San Joaquin County, CA, Certificates of
  Participation (General Hospital), 6.625s, 2003           2,000                2,210,760
 Southern California Public Power Transmission
  Rev., "A", 0s, 2005                                      3,795                2,918,317
 Thousand Oaks, CA, Redevelopment Agency Rev.
  (Shadow Hills Project), 7s, 2002                         8,900                9,818,213
 Tulare County, CA, Certificates of Participation
  (Capital Improvements Program), MBIA, 6s, 2006           1,000                1,101,280
                                                                              -----------
                                                                              $51,793,154
-------------------------------------------------------------------------------------------
Airport and Port Revenue - 5.7% Los Angeles, CA, Department of Airport Rev.
  (Ontario International Airport), FGIC, 6s, 2017         $4,100              $ 4,184,911
 Los Angeles, CA, Harbor Department Rev.,
  6.625s, 2025                                             2,000                2,114,820
 Port Oakland, CA, Port Rev., MBIA, 6.5s, 2016             1,000                1,061,130
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev., 6.5s, 2019       4,000                4,260,520
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev., FSA, 5s, 2018    5,000                4,547,650
                                                                              -----------
                                                                              $16,169,031
-------------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 2.7%
 California Pollution Control Financing Authority
  Rev. (Pacific Gas & Electric Co.), 6.625s, 2009         $1,000              $ 1,054,840
 Kings River Conservation District, CA, Pine Flat
  Power Rev., 5.125s, 2016                                 1,500                1,438,095
 Los Angeles, CA, Department of Water & Power,
  Electric Plant Rev., 7.1s, 2031                          1,050                1,105,828
 Northern California Power Agency, Public Power
  Rev., 5.85s, 2010                                          880                  922,478
 Southern California Public Power Authority Rev.
  (Southern Transmission Project), 0s, 2005                4,205                3,233,771
                                                                              -----------
                                                                              $ 7,755,012
-------------------------------------------------------------------------------------------

Municipal Bonds - continued

                                                      Principal Amount
Issuer                                                   (000 Omitted)              Value
-------------------------------------------------------------------------------------------
Health Care Revenue - 1.9%
 California Statewide Community Development
  Authority, Certificates of Participation (Childrens
  Hospital at Los Angeles), 5.125s, 2019                  $4,000              $ 3,656,680
 Tahoe Forest, CA, Hospital District Rev.,
  5.85s, 2022                                              1,000                  938,790
 Washington Township, CA, Health Care Rev.,
  5s, 2018                                                 1,000                  890,140
                                                                              -----------
                                                                              $ 5,485,610
-------------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 1.4%
 California Pollution Control Financing Authority
  Rev. (Frito-Lay, Inc.), 6.375s, 2004                    $1,025              $ 1,074,702
 California Pollution Control Financing Authority
  Rev. (LaidLaw Environmental), 6.7s, 2007                 2,750                2,826,285
                                                                              -----------
                                                                              $ 3,900,987
-------------------------------------------------------------------------------------------
Insured Health Care Revenue - 2.4%
 Abag, CA, Finance Authority Rev. (Rhoda Haas
  Goldman Plaza), CHFC, 5.125s, 2015                      $2,250              $ 2,114,460
 California Health Facilities Financing Authority
  Rev. (Little Company Mary Health Services),
  AMBAC, 5s, 2015 ###                                      2,715                2,568,417
 California Health Facilities Financing Authority
  Rev. (Marshall Hospital), CMI, 5.25s, 2018 ###           1,000                  937,940
 California Statewide Community Development
  Authority, Certificates of Participation (Childrens
  Hospital at Los Angeles), MBIA, 6s, 2011                 1,015                1,093,175
                                                                              -----------
                                                                              $ 6,713,992
-------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.0%
 California Housing Finance Agency Rev.,
  6.7s, 2015                                              $2,750              $ 2,900,425
 California Statewide Community Development
  Authority, Certificates of Participation (Irvine
  Apartments), 5.25s, 2025                                 3,000                2,852,040
 Palmdale, CA, Multi-Family Housing Rev., FNMA,
  7.375s, 2024                                             1,000                1,043,790
 San Bernardino County, CA, Housing Authority
  Rev. (Equity Residential Redlands), 5.2s, 2029           3,000                2,936,340
 Yolo County, CA, Housing Authority Mortgage Rev.
  (Walnut Park Apartments), FHA, 7.2s, 2033                4,150                4,396,220
                                                                              -----------
                                                                              $14,128,815
-------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.2%
 Territory of Virgin Islands Public Finance Authority
  Rev., 5.5s, 2022                                        $2,000              $ 1,878,380
 Virgin Islands Public Finance Authority Rev.,
  5.875s, 2018                                             1,500                1,455,540
                                                                              -----------
                                                                              $ 3,333,920
-------------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.0%
 California Housing Finance Agency Rev.,
  7.75s, 2010                                             $  400              $   410,148
 California Housing Finance Agency Rev., 0s, 2030         10,500                2,010,120
 California Housing Finance Agency Rev, MBIA,
  0s, 2028                                                13,365                3,007,927
 California Housing Finance Agency Rev., MBIA,
  6s, 2010                                                 1,400                1,439,494
 California Rural Home Mortgage Finance
  Authority Rev., 0s to 1999, 5.75s to 2029                1,455                1,566,773
 San Bernardino County, CA, Single Family
  Mortgage Rev., GNMA, 7.65s, 2023                            90                   93,911


                                                                          11-MCA

                                                        Principal Amount
Issuer                                                     (000 Omitted)              Value
--------------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Southern California Home Finance Authority,
  Single Family Mortgage Rev., GNMA,
  7.625s, 2023                                              $  125              $    128,926
                                                                                ------------
                                                                                $  8,657,299
--------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
 California Pollution Control Financing Authority,
  Solid Waste Disposal Rev. (West Co. Resource
  Recovery), 5.125s, 2014                                   $1,000              $    930,170
--------------------------------------------------------------------------------------------
Special Assessment District - 4.2%
 Brea, CA, Public Finance Authority Rev., MBIA,
  0s, 2005                                                  $2,235              $  1,712,278
 Brea, CA, Public Finance Authority Rev., MBIA,
  0s, 2006                                                   3,415                 2,483,149
 Concord, CA, Redevelopment Agency Rev., Tax
  Allocation, BIGI, 8s, 2018                                    40                    40,739
 Emeryville, CA, Public Financing Authority Rev.,
  6.5s, 2021                                                 1,230                 1,272,152
 Pomona, CA, Public Financing Authority Rev.,
  5.75s, 2020                                                1,645                 1,645,379
 San Jose, CA, Redevelopment Agency Rev.,
  Hospital District, MBIA, 6s, 2010                          1,000                 1,086,700
 Santa Cruz County, CA, Redevelopment Agency
  Rev. (Oak/Soquel Community), 5.6s, 2017                    1,455                 1,459,685
 Walnut Valley, CA, Public Finance Authority Rev.
  (Walnut Improvement), MBIA, 0s, 2007                       1,150                   788,957
 Walnut Valley, CA, Public Finance Authority Rev.
  (Walnut Improvement), MBIA, 0s, 2008                       1,125                   728,336
 Walnut Valley, CA, Public Finance Authority Rev.
  (Walnut Improvement), MBIA, 0s, 2009                       1,175                   714,095
                                                                                ------------
                                                                                $ 11,931,470
--------------------------------------------------------------------------------------------
Turnpike Revenue - 3.7%
 Commonwealth of Puerto Rico, Highway &
  Transportation Authority Rev., FSA, 5.5s, 2015            $1,000              $  1,014,480
 Foothill/Eastern Corridor Agency, CA, Toll Road
  Rev., 0s, 2011                                             2,500                 2,105,900
 Foothill/Eastern Corridor Agency, CA, Toll Road
  Rev., MBIA, 5s, 2016                                       3,000                 2,829,870
 Los Angeles County, CA, Metropolitan
  Transportation Authority, Sales Tax Rev., FSA,
  5s, 2019                                                   5,000                 4,598,450
                                                                                ------------
                                                                                $ 10,548,700
--------------------------------------------------------------------------------------------
Universities - 6.1%
 California Educational Facilities Authority Rev.
  (California Western School of Law), MBIA,
  5s, 2018                                                  $1,000              $    923,640
 California Educational Facilities Authority Rev.
  (College & University), 6s, 2012                           1,400                 1,436,232
 California Educational Facilities Authority Rev.
  (College & University), 6.3s, 2021                         1,000                 1,018,760
 California Educational Facilities Authority Rev.
  (L.A. College of Chiropractic), 5.6s, 2017                   500                   483,355
 California Educational Facilities Authority Rev.
  (Pomona College), 5.875s, 2019                             1,000                 1,026,410
 California Public Works Board, Lease Rev.
  (California Community Colleges), 5s, 2016                  3,675                 3,421,351
 Los Angeles, CA, Certificates of Participation,
  5.7s, 2018                                                 1,900                 1,828,465
 San Francisco, CA, City & County, Educational
  Facilities Rev. (Community College), 5.5s, 2014            1,000                 1,008,390




Municipal Bonds - continued

                                                        Principal Amount
Issuer                                                     (000 Omitted)              Value
--------------------------------------------------------------------------------------------
Universities - continued
 San Francisco, CA, City & County, Educational
  Facilities Rev. (Zoo Facilities), 5.5s, 2014              $1,000              $  1,008,390
 University of California Rev., MBIA, 6.521s, 2016 ++++ +    5,705                 5,210,947
                                                                                ------------
                                                                                $ 17,365,940
------                                                                          ------------
Water and Sewer Utility Revenue - 12.1%
 California Department of Water Resources,
  Central Valley Project Rev., 7s, 2012                     $1,495              $  1,758,075
 California Department of Water Resources,
  Central Valley Project Rev., 5.125s, 2015                  1,250                 1,205,075
 Carmichael, CA, Water District Rev., MBIA, 5.125s,
  2019                                                       3,000                 2,809,290
 El Monte, CA, Water Authority Rev., AMBAC, 6s,
  2019                                                       1,065                 1,107,355
 Fairfield-Suisun, CA, Sewer District Rev., MBIA,
  0s, 2006                                                   2,080                 1,530,131
 Metropolitan Water District, Linked Savers, RIBS,
  5.75s, 2018                                               10,000                10,265,900
 Metropolitan Water District, Waterworks Rev., 5s,
  2020                                                       2,500                 2,288,200
 Modesto, CA, Irrigation District, Financing
  Authority Rev., AMBAC, 5s, 2017                            3,000                 2,791,020
 Sacramento, CA, Cogeneration Authority Project
  Rev., MBIA, 5s, 2016                                       1,000                   942,330
 San Diego, CA, Water Utilities Network Systems
  Rev., FGIC, 5.375s, 2014                                   2,540                 2,537,638
 San Diego, CA, Water Utilities Network Systems
  Rev., FGIC, 5s, 2016                                       4,500                 4,239,720
 San Diego County, CA, Water Authority Rev., 5s,
  2017                                                       2,000                 1,862,200
 Westlands, CA, Water District Rev., AMBAC,
  5.125s, 2016                                               1,055                 1,011,228
                                                                                ------------
                                                                                $ 34,348,162
--------------------------------------------------------------------------------------------
Other - 2.4%
 Anaheim, CA, Public Finance Authority Rev., FSA,
  6s, 2024                                                  $1,000              $  1,050,680
 California Public Capital Improvements Financing
  Authority Rev., MBIA, 8.1s, 2018                           1,780                 1,801,627
 Marin, CA, Emergency Radio Authority Rev.,
  AMBAC, 5s, 2015                                            1,530                 1,455,489
 South Coast Air Quality Management District Rev.,
  AMBAC, 0s, 2005                                            3,480                 2,666,098
                                                                                ------------
                                                                                $  6,973,894
--------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $270,772,629)                           $278,228,630
--------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.9%
--------------------------------------------------------------------------------------------
 California Economic Development Financing
  Authority Rev., due 10/01/99                              $3,700              $  3,700,000
 Harris County, TX, Hospital Rev. (Methodist
  Hospital), due 10/01/99                                      300                   300,000
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99                              1,100                 1,100,000
 New York City, NY, Municipal Water Finance
  Authority Rev., due 10/01/99                                 400                   400,000
--------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                            $  5,500,000
--------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $276,272,629)                               $283,728,630
Other Assets, Less Liabilities - 0.2%                                                583,688
--------------------------------------------------------------------------------------------
Net assets - 100.0%                                                             $284,312,318
--------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.


12 - MCA

Portfolio of Investments (Unaudited) - September 30, 1999

MFS FLORIDA MUNICIPAL BOND

Municipal Bonds - 99.6%

                                                  Principal Amount
Issuer                                                (000 Omitted)              Value
--------------------------------------------------------------------------------------
General Obligation - 13.5%
 Dade County, FL, AMBAC, 7.125s, 2016                  $2,380              $ 2,793,239
 Florida Board of Education, Capital Outlay,
  9.125s, 2014                                          2,600                3,488,446
 Orlando, FL, Capital Improvement Special Rev.,
  5s, 2017                                              3,575                3,302,585
 Palm Beach County, FL, 6.5s, 2010                      2,000                2,219,640
                                                                           -----------
                                                                           $11,803,910
--------------------------------------------------------------------------------------
State and Local Appropriation - 1.1%
 Miami-Dade County, FL, Florida School Board,
  FSA, 5s, 2017                                        $1,000              $   920,970
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 14.3%
 Bay County, FL, School Board, Certificates of
  Participation, AMBAC, 6.75s, 2004                    $1,000              $ 1,112,080
 Brevard County, FL, Health Facilities Authority
  Rev. (Wuesthoff Memorial), MBIA, 7.2s, 2002           1,000                1,088,230
 Charlotte County, FL, Utility Rev., FGIC,
  6.875s, 2003                                            500                  554,780
 Escambia County, FL, Health Facility Rev. (Baptist
  Hospital), 6.75s, 2003                                  785                  857,189
 Florida Board of Education, Capital Outlay,
  9.125s, 2014                                            400                  530,504
 Florida Turnpike Authority Rev., "A" ( Fitch Light),
  AMBAC, 7.125s, 2001                                   1,250                1,337,125
 Hillsborough County, FL, Capital Improvement
  Rev. (County Center), 6.75s, 2002                     1,500                1,622,595
 Palm Beach County, FL, School Board,
  Certification of Participation, AMBAC,
  6.375s, 2004                                          2,000                2,183,280
 Palm Beach County, FL, Solid Waste Authority
  Rev., Improvement Series, "B", 5.375s                 1,000                1,009,410
 Port St. Lucie, FL, Utility Rev., Capital
  Appreciation, FGIC, 0s, 2006                          2,405                  706,204
 Puerto Rico Electric Power Authority Rev.,
  7s, 2001                                                240                  256,733
 Puerto Rico Highway & Transportation Authority,
  Highway Rev., 6.625s, 2002                              100                  107,867
 Tampa, FL, Allegheny Health System (St.
  Joseph's), MBIA, 6.5s, 2004                           1,000                1,110,360
                                                                           -----------
                                                                           $12,476,357
--------------------------------------------------------------------------------------
Airport and Port Revenue - 11.0%
 Broward County, FL, Airport Systems Rev.,
  AMBAC, 4.8s, 2014 ###                                $1,500              $ 1,359,045
 Greater Orlando Aviation Authority, FGIC,
  5.25s, 2018                                           1,000                  949,170
 Hillsborough County, FL, Aviation Authority Rev.,
  (Delta Airlines), 6.8s, 2024                          1,500                1,551,885
 Hillsborough County, FL, Aviation Authority Rev.,
  (Tampa International), FGIC, 5.875s, 2015               750                  767,722
 Hillsborough County, FL, Aviation Authority Rev.,
  (US Air), 8.6s, 2022                                  2,400                2,602,560
 Miami-Dade County, FL, Florida Aviation Rev.,
  MBIA, 5.25s, 2018                                     1,500                1,412,130
 Pensacola FL, Airport Rev., MBIA, 5.625s, 2014         1,000                1,002,150
                                                                           -----------
                                                                           $ 9,644,662
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 13.0%
 Escambia County, FL, Utility Systems Rev., FGIC,
  6.25s, 2015                                          $1,500              $ 1,634,160
 Hillsborough County, FL, Industrial Development
  Authority, Pollution Control Rev. (Tampa Electric
  Co.), 8s, 2022                                        3,000                3,307,650



Municipal Bonds - continued

                                                  Principal Amount
Issuer                                                (000 Omitted)              Value
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
 Orlando, FL, Utility Commission, Water and
  Electric Rev., 6.75s, 2017                           $1,500              $ 1,691,460
 Puerto Rico Electric Power Authority, FSA,
  6s, 2016                                              2,000                2,082,680
 Puerto Rico Electric Power Authority, MBIA,
  6.125s, 2008                                          2,400                2,628,768
                                                                           -----------
                                                                           $11,344,718
--------------------------------------------------------------------------------------
Health Care Revenue - 9.0%
 Brevard County, FL, Health Facilities Authority
  Rev. (Friendly Village), 9.25s, 2012                 $  350              $   354,088
 Escambia County, FL, Health Facility Rev. (Baptist
  Hospital), 6.75s, 2014                                  175                  187,968
 Escambia County, FL, Health Facility Rev. (Baptist
  Hospital), "B", 6s, 2014                              2,500                2,508,050
 Highlands County, FL, Health Facilities Authority
  Rev. (Adventist Health Systems), 5.25s, 2013          1,000                  940,660
 Jacksonville, FL, Health Facilities Authority,
  Hospital Rev., 5.375s, 2023                           1,000                  936,770
 Jacksonville, FL, Health Facilities Authority,
  Industrial Development Rev. (National Cypress),
  7s, 2014                                              1,250                1,331,325
 Marion County, FL, Hospital District Rev.,
  5.5s, 2014                                            1,000                  968,000
 Orange County, FL, Industrial Development Rev.
  (Friendly Village), 9.25s, 2012                         335                  336,360
 Pinellas County, FL, Health Facility Authority,
  3.8s, 1999 ++++                                         300                  300,000
                                                                           -----------
                                                                           $ 7,863,221
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 2.4% Escambia County, FL, Industrial
 Development Rev.
  (Champion International), 6.8s, 2012                 $1,000              $ 1,059,510
 Escambia County, FL, Pollution Control Rev.
  (Champion International), 6.95s, 2007                 1,000                1,060,270
                                                                           -----------
                                                                           $ 2,119,780
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 7.2%
 Brevard County, FL, Health Facilities Authority
  Rev. (Wuesthoff Memorial), MBIA, 6.5s, 2007 ###      $1,000              $ 1,059,140
 Charlotte County, FL, Health Care Facilities Rev.
  (Bon Secours), FSA, 8.177s, 2027 ++++                 2,500                2,554,125
 Hillsborough County, FL, Industrial Development
  Rev. (University Community Hospital), MBIA,
  6.5s, 2019                                            1,000                1,091,790
 Jacksonville, FL, Hospital Rev. (University Medical
  Center), CONNIE LEE, 6.6s, 2013                         500                  528,810
 Tallahassee, FL, Health Facilities Rev. (Tallahassee
  Memorial Regional Medical Center), MBIA,
  6.625s, 2013                                          1,000                1,095,360
                                                                           -----------
                                                                           $ 6,329,225
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.2%
 Jacksonville, FL, Excise Taxes Rev., FGIC, 0s, 2010   $1,000              $   556,160
 Jacksonville, FL, Excise Taxes Rev., FGIC, 0s, 2011    1,000                  522,980
                                                                           -----------
                                                                           $ 1,079,140
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 6.0%
 Dade County, FL, Housing Finance Authority,
  Mortgage Rev., "D", FSA, 6.95s, 2012                 $  305              $   317,926
 Dade County, FL, Housing Finance Authority,
  Mortgage Rev., "E", GNMA, 7s, 2024                       65                   67,008
 Lee County, FL, Housing Finance Authority Rev.,
  GNMA, 6.5s, 2031                                        750                  787,185


                                                                          13-MFL

                                                    Principal Amount
Issuer                                                  (000 Omitted)         Value
-----------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Lee County, FL, Housing Finance Authority Rev.,
  GNMA, 7s, 2031                                            $1,000      $ 1,075,060
 Miami Dade County, FL, Housing Finance
  Authority Rev., GNMA, 5.2s, 2031                           1,000          987,070
 Palm Beach County, FL, GNMA, 5.5s, 2022                     1,000          998,740
 Pinellas County, FL, Housing Authority Rev.,
  GNMA, 6.2s, 2031                                           1,000        1,040,370
                                                                        -----------
                                                                        $ 5,273,359
-----------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
 Tampa Bay, FL, Solid Waste System Rev. (McKay
  Bay Refuse), AMBAC, 4.75s, 2017                           $1,000      $   868,300
-----------------------------------------------------------------------------------
Special Assessment District - 2.1%
 Arbor Greene, FL, Community Development
  District, 5.75s, 2006                                     $  865      $   851,653
 Heritage Isles, FL, Community Development
  District, 5.75s, 2005                                      1,000          989,940
                                                                        -----------
                                                                        $ 1,841,593
-----------------------------------------------------------------------------------
Turnpike Revenue - 6.2%
 Florida Mid Bay Bridge Authority Rev., AMBAC,
  0s, 2018                                                  $1,000      $   333,940
 Orlando & Orange County, FL, Expressway Florida,
  FGIC, 6.064s, 2004 ++++                                    1,000        1,032,430
 Puerto Rico Highway & Transportation Authority,
  MBIA, 5.5s, 2015                                           1,500        1,521,720
 State of Florida, Department of Transportation,
  5.946s, 2017 ++++ +                                        3,000        2,520,660
                                                                        -----------
                                                                        $ 5,408,750
-----------------------------------------------------------------------------------
Universities - 1.3%
 Florida Housing Finance Corp. Rev. (Crossing at
  University Apartments), AMBAC, 5.1s, 2018                 $1,250      $ 1,162,675
-----------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 7.1%
 Lee County, FL, Industrial Development Authority
  Rev. (Bonita Springs Utilities Project), MBIA,
  6.05s, 2015                                               $1,000      $ 1,039,450
 Miramar, FL, Wastewater Improvement Rev., FGIC,
  6.75s, 2016                                                  955        1,060,871
 Seminole County, FL, Water & Sewer Rev., MBIA,
  6s, 2019                                                   2,060        2,144,625
 Seminole County, FL, Water & Sewer Rev., MBIA,
  6s, 2019                                                     940          976,782
 Tampa Water Florida, FGIC, 5.75s, 2016                      1,000        1,016,960
                                                                        -----------
                                                                        $ 6,238,688
-----------------------------------------------------------------------------------
Other - 3.2%
 Florida Department of Environmental Preservation
  Rev., MBIA, 5.5s, 2012                                    $2,295      $ 2,323,665
 Palm Beach County, FL, Criminal Justice Facilities,
  5.75s, 2013                                                  500          520,510
                                                                        -----------
                                                                        $ 2,844,175
-----------------------------------------------------------------------------------
Total Municipal Bonds                                                   $87,219,523
-----------------------------------------------------------------------------------
Total Investments (Identified Cost, $85,413,652 )                       $87,219,523
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                       341,776
-----------------------------------------------------------------------------------
Net assets - 100.0%                                                     $87,561,299
-----------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

MFS GEORGIA MUNICIPAL BOND FUND

Municipal Bonds - 97.4%

                                                     Principal Amount
Issuer                                                   (000 Omitted)         Value
------------------------------------------------------------------------------------
General Obligation - 12.3%
 Commonwealth of Puerto Rico, Public
  Improvement, 5.25s, 2012                                    $1,000      $1,001,430
 Dalton, GA, Development Authority, MBIA,
  5.5s, 2017                                                   1,000         993,050
 Fulton County, GA, School District, 6.375s, 2010              2,000       2,212,440
 Fulton County, GA, School District, 6.375s, 2012              1,000       1,104,200
 Fulton County, GA, School District, 6.375s, 2016              1,000       1,095,350
 Marietta, GA, 5s, 2013                                          750         718,702
 State of Georgia, 6.25s, 2011                                 1,000       1,101,700
                                                                          ----------
                                                                          $8,226,872
------------------------------------------------------------------------------------
State and Local Appropriation - 8.2%
 Columbia County, GA (Courthouse/Detention
  Center), 5.625s, 2020                                       $1,490      $1,458,844
 Georgia Municipal Assn., Inc., Installment Sale
  Program (Atlanta Detention Center), FSA,
  5s, 2014                                                     4,350       4,054,679
                                                                          ----------
                                                                          $5,513,523
------------------------------------------------------------------------------------
Refunded and Special Obligations - 5.6%
 Fulton County, GA, Water & Sewage Rev., FGIC,
  6.375s, 2014                                                $3,150      $3,438,288
 Territory of Virgin Islands, 7.75s, 2001                        305         324,791
                                                                          ----------
                                                                          $3,763,079
------------------------------------------------------------------------------------
Airport and Port Revenue - 13.5%
 Atlanta, GA, Airport Facilities Rev., AMBAC,
  0s, 2010                                                    $6,000      $3,336,240
 Atlanta, GA, Airport Facilities Rev., MBIA, 0s, 2010          5,100       2,835,804
 Commonwealth of Puerto Rico, Ports Authority
  Rev. (American Airlines), 6.25s, 2026                        1,425       1,438,238
 Fulton County, GA, Development Authority Rev.,
  5.3s, 2013                                                   1,500       1,396,230
                                                                          ----------
                                                                          $9,006,512
------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 10.5% Appling County, GA, Development
 Authority Rev.
  (Ogelthorpe Power Corp.), MBIA, 7.15s, 2021 ###             $1,400      $1,523,718
 Commonwealth of Puerto Rico, Electric Power
  Authority, Power Rev., MBIA, 5.25s, 2016                     1,000         980,110
 Georgia Municipal Electric Authority, Power Rev.,
  AMBAC, 5.5s, 2009                                            1,225       1,261,836
 Georgia Municipal Electric Authority, Power Rev.,
  AMBAC, 0s, 2013                                              1,675         807,266
 Georgia Municipal Electric Authority, Power Rev.,
  MBIA, 6.5s, 2020                                             1,250       1,375,463
 Monroe County, GA, Development Authority,
  Pollution Control Rev. (Oglethorpe Power),
  6.8s, 2012                                                   1,000       1,108,610
                                                                          ----------
                                                                          $7,057,003
------------------------------------------------------------------------------------
Health Care Revenue - 4.9%
 Richmond County, GA, Development Authority.,
  Nursing Home Rev. (Beverly Enterprises), 8.75s,
  2011 ###                                                    $1,190      $1,288,865
 Royston, GA., Hospital Authority Rev. (Ty Cobb
  Healthcare Systems, Inc.), 6.125s, 2009                        330         326,994
 Royston, GA, Hospital Authority Rev. (Ty Cobb
  Healthcare Systems, Inc.), 7.375s, 2014                      1,565       1,626,489
                                                                          ----------
                                                                          $3,242,348
------------------------------------------------------------------------------------

14 - MGA

                                                  Principal Amount
Issuer                                                (000 Omitted)              Value
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 10.0%
 Cartersville, GA, Development Authority Rev.,
  Water & Wastewater Facilities (Anheuser-Busch
  Cos., Inc.), 5.625s, 2009                        $1,500                  $ 1,542,240
 Savannah, GA, Economic Development Authority,
  Industrial Development Rev. (Hershey Foods
  Corp.), 6.6s, 2012                                1,150                    1,215,010
 Savannah, GA, Economic Development Authority,
  Industrial Development Rev. (Stone Container
  Corp.), 7.4s, 2026                                1,750                    1,871,222
 Savannah, GA, Economic Development Authority,
  Industrial Development Rev. (Union Camp Corp.),
  6.15s, 2017                                       1,000                    1,027,850
 Wayne County, GA, Solid Waste Rev. (ITT-
  Rayonier, Inc), 8s, 2015                          1,000                    1,040,590
                                                                           -----------
                                                                           $ 6,696,912
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 3.5%
 Chatham County, GA, Hospital Authority Rev.,
  AMBAC, 5.25s, 2011                               $1,100                  $ 1,095,765
 Savannah, GA, Hospital Authority Rev. (St.
  Josephs/Candler Health Systems), FSA, 5s, 2018    1,400                    1,259,328
                                                                           -----------
                                                                           $ 2,355,093
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.9%
 Cobb County, GA, Housing Authority Rev.
  (Signature Place), 6.875s, 2017                  $1,425                  $ 1,479,663
 Hinesville, GA, Leased Housing Corp., FHA,
  6.7s, 2017                                          900                      946,071
 St. Mary's, GA, Housing Authority Rev.
  (Cumberland Oaks Apartments), FNMA,
  7.375s, 2022                                      1,470                    1,510,175
                                                                           -----------
                                                                           $ 3,935,909
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.4%
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2018                            $1,000                  $   947,950
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.7%
 DeKalb County, GA, Housing Authority Rev.,
  GNMA, 7.75s, 2022                                $  390                  $   398,194
 Georgia Housing & Finance Authority Rev.,
  5.2s, 2020                                        1,000                      998,750
 Georgia Housing & Finance Authority Rev.,
  0s, 2031                                          5,490                      525,612
 Georgia Residential Finance Authority Rev.,
  FHA, 8s, 2020                                       255                      262,979
 Georgia Residential Finance Authority Rev.,
  FHA, 7.25s, 2021                                    275                      286,366
                                                                           -----------
                                                                           $ 2,471,901
--------------------------------------------------------------------------------------
Universities - 3.0%
 Georgia Private Colleges & University Authority
  Rev. (Emory University), 5.75s, 2016             $1,000                  $ 1,015,080
 Marietta, GA, Development Authority Rev.
  (Southern Polytech), 6.25s, 2027                  1,000                      961,620
                                                                           -----------
                                                                           $ 1,976,700
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 14.9%
 Atlanta, GA, Water & Wastewater Rev., FGIC,
  6.946s, 2016 ++++ +                              $4,000                  $ 4,021,600
 Brunswick, GA, Water and Sewer Rev., MBIA,
  6.1s, 2014                                        1,000                    1,070,030
 Cartersville, GA, Water and Sewer Rev., AMBAC,
  7.2s, 2012                                        2,225                    2,332,134



Municipal Bonds - continued

                                                  Principal Amount
Issuer                                                (000 Omitted)              Value
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
 Fulton County, GA, Water & Sewage Rev., FGIC,
  6.375s, 2014                                     $  100                  $   109,430
 Macon, GA, Water Authority, Water & Sewer
  Rev., 5.25s, 2012                                 1,000                      987,620
 Macon, GA, Water Authority, Water & Sewer
  Rev., 5.25s, 2014                                 1,000                      974,440
 Paulding County, GA, Water & Sewer Rev.,
  AMBAC, 5.25s, 2015                                  500                      479,865
                                                                           -----------
                                                                           $ 9,975,119
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $64,227,836)                       $65,168,921
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
--------------------------------------------------------------------------------------
 Georgia Hospital Financing Authority Rev.
  (Hospital Loan Program), due 10/01/99, at
  Identified Cost                                  $  683                  $   683,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $64,910,836 )                          $65,851,921
Other Assets, Less Liabilities - 1.6%                                        1,094,048
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                        $66,945,969
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.


                                                                          15-MGA

Portfolio of Investments (Unaudited) - September 30, 1999

MFS MARYLAND MUNICIPAL BOND FUND

Municipal Bonds - 96.9%

                                                    Principal Amount
Issuer                                                 (000 Omitted)              Value
---------------------------------------------------------------------------------------
General Obligation - 16.5%
 Anne Arundel County, MD, 4.9s, 2011                    $1,005              $   984,006
 Anne Arundel County, MD, 5s, 2015                       2,000                1,899,540
 Baltimore County, MD, 5.125s, 2013                      1,000                  981,680
 Baltimore, MD, Consolidated Public Improvement,
  7.15s, 2009                                            2,120                2,480,655
 Baltimore, MD, Consolidated Public Improvement,
  FGIC, 5.3s, 2009                                         700                  711,648
 Baltimore, MD, Consolidated Public Improvement,
  FGIC, 5.3s, 2010                                         815                  826,214
 Baltimore, MD, Consolidated Public Improvement,
  FGIC, 5.375s, 2011                                       900                  910,404
 Baltimore, MD, Consolidated Public Improvement,
  FGIC, 5.375s, 2013                                       770                  766,396
 Baltimore, MD, Consolidated Public Improvement,
  MBIA, 7s, 2009                                         1,000                1,153,240
 Commonwealth of Puerto Rico, MBIA, 5.75s, 2010          2,000                2,137,980
 Frederick County, MD, Public Facilities, 5.25s, 2016    2,000                1,945,200
 Howard County, MD, Metropolitan District, 0s,
  2008                                                   1,000                  646,010
 Prince George's County, MD, 0s, 2007                    5,110                3,491,050
 Prince George's County, MD, Consolidated Public
  Improvement, FSA, 5.375s, 2015                         4,000                3,954,800
 Washington, MD, Suburban Sanitation District,
  6.1s, 2015                                             1,070                1,120,579
 Washington, MD, Suburban Sanitation District,
  5.25s, 2016                                              865                  838,626
                                                                            -----------
                                                                            $24,848,028
---------------------------------------------------------------------------------------
State and Local Appropriation - 9.0%
 Calvert County, MD, Community Lease Rev., 7.2s,
  2010                                                  $  750              $   783,667
 Howard County, MD, Certificates of Participation,
  8.15s, 2021                                              450                  583,911
 Howard County, MD, Certificates of Participation,
  "A", 8s, 2019                                            805                1,016,731
 Howard County, MD, Certificates of Participation,
  "B", 8s, 2019                                            385                  486,263
 Howard County, MD, Certificates of Participation,
  "C", 8s, 2019                                            680                  858,853
 Maryland Stadium Authority, Sports Facilities
  Leasing Rev., AMBAC, 5.875s, 2012                      1,000                1,055,940
 Prince George's County, MD, Certificates of
  Participation, MBIA, 0s, 2005                          2,495                1,897,547
 Prince George's County, MD, Certificates of
  Participation, MBIA, 0s, 2006                          2,490                1,794,020
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s, 2004                    980                  786,323
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s, 2006                  1,800                1,296,882
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s, 2009                  1,500                  910,695
 Puerto Rico Public Finance Corp., AMBAC,
  5.375s, 2013 ++++                                        500                  509,110
 Puerto Rico Public Finance Corp., AMBAC,
  7.021s, 2016 +++++                                     1,520                1,511,002
                                                                            -----------
                                                                            $13,490,944
---------------------------------------------------------------------------------------
Refunded and Special Obligations - 13.8%
 Commonwealth of Puerto Rico, 6.5s, 2004                $2,000              $ 2,210,280
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Good Samaritan Hospital),
  5.7s, 2009                                             1,085                1,142,049

Municipal Bonds - continued

                                                   Principal Amount
Issuer                                                 (000 Omitted)              Value
---------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Howard County General
  Hospital), 5.5s, 2021                                 $4,000              $ 3,969,560
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Kennedy Institute), 6.75s, 2001          500                  521,720
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Sinai Hospital/Baltimore),
  AMBAC, 7s, 2000                                        1,500                1,565,175
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (University of Maryland Medical
  System), FGIC, 7s, 2017                                1,840                1,963,464
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (University of Maryland Medical
  System), FGIC, 6.5s, 2021                              1,000                1,040,150
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev., MBIA, 0s, 2006       1,135                  817,450
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev., MBIA, 0s, 2008       1,400                  899,262
 Prince George's County, MD, Hospital Rev.
  (Dimensions Health Corp.), 7.25s, 2002                 2,000                2,190,140
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  10.25s, 2009                                             500                  640,995
 Puerto Rico Electric Power Authority Rev.,
  7s, 2001                                               1,000                1,069,720
 Puerto Rico Public Improvement Rev., 6.8s, 2002         1,500                1,624,740
 Washington, MD, Suburban Sanitation District,
  6.9s, 2001                                             1,045                1,111,190
                                                                            -----------
                                                                            $20,765,895
---------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 3.3%
 Guam Power Authority Rev., AMBAC, 6.673s, 2015 +++++   $1,680              $ 1,580,242
 Prince George's County, MD (Potomac Electric),
  5.75s, 2010                                            2,000                2,080,300
 Puerto Rico Electric Power Authority, Power Rev.,
  FSA, 7.25s, 2015 ++++ +                                1,400                1,357,944
                                                                            -----------
                                                                            $ 5,018,486
---------------------------------------------------------------------------------------
Health Care Revenue - 3.8%
 Berlin, MD, Hospital Rev. (Atlantic General
  Hospital), 8.375s, 2022                               $1,307              $ 1,369,010
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Bradford Oaks Center),
  6.375s, 2027                                           1,500                1,462,905
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Doctors Community
  Hospital), 5.5s, 2024                                  2,000                1,763,700
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Johns Hopkins Hospital), 0s, 2010      2,000                1,114,320
                                                                            -----------
                                                                            $ 5,709,935
---------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 2.8%
 Baltimore, MD, Port Facilities Rev. (DuPont (E.I.)
  de Nemours), 6.5s, 2011                               $1,500              $ 1,602,435
 Cecil County, MD, Commissioners Industrial
  Development Rev. Board, 5.25s, 2006                    1,000                1,014,450
 Northeast Maryland, Waste Disposal Authority
  Resources Recovery Rev. (Baltimore Resco
  Retrofit), 5s, 2012                                    1,000                  896,320
 Upper Potomac, MD, River Commission, Pollution
  Control Rev. (Westvaco), 10.5s, 2004                     150                  151,500
 Upper Potomac, MD, River Commission, Pollution
  Control Rev. (Westvaco), 9.125s, 2015                    500                  507,750
                                                                            -----------
                                                                            $ 4,172,455
---------------------------------------------------------------------------------------

16 - MMD

                                                   Principal Amount
Issuer                                                 (000 Omitted)              Value
---------------------------------------------------------------------------------------
Insured Health Care Revenue - 9.9%
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Anne Arundel Medical Center),
  FSA, 5.25s, 2012                                     $1,510              $  1,496,908
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Frederick Memorial Hospital),
  FGIC, 5.25s, 2013                                     4,550                 4,520,198
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Medlantic/Helix), AMBAC,
  5.25s, 2013                                           2,145                 2,104,889
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Memorial Hospital at Easton),
  MBIA, 5.25s, 2011                                     1,615                 1,614,063
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Mercy Medical Center), FSA,
  5.625s, 2017                                          1,800                 1,799,424
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Upper Chesapeake Hospital),
  FSA, 5.5s, 2020                                       2,000                 1,951,980
 Maryland Industrial Development Finance
  Authority, Economic Development Rev. (Bon
  Secours Health System), FSA, 7.772s, 2022 ++++        1,400                 1,491,994
                                                                           ------------
                                                                           $ 14,979,456
---------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.3%
 Baltimore, MD, City Housing, FHA, 7.75s, 2009         $  835              $    842,306
 Baltimore, MD, City Housing, FNMA, 7.25s, 2023         1,190                 1,200,567
 Maryland Community Development Administration,
  7.375s, 2021                                            330                   342,979
 Maryland Community Development Administration,
  0s, 2032                                             11,605                   944,299
 Maryland Community Development Administration,
  7.8s, 2032                                            1,190                 1,226,807
 Montgomery County, MD, Housing Opportunities
  Commission, 7.375s, 2032                                440                   455,853
                                                                           ------------
                                                                           $  5,012,811
---------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.5%
 Puerto Rico Commonwealth Highway &
  Transportation Authority, Highway Rev., FSA,
  5.5s, 2013                                           $1,850              $  1,897,878
 Virgin Islands Public Finance Authority,
  5.875s, 2018                                          1,000                   970,360
 Virgin Islands Public Finance Authority, 5.5s, 2022    1,000                   939,190
                                                                           ------------
                                                                           $  3,807,428
---------------------------------------------------------------------------------------
Single Family Housing Revenue - 4.3%
 Maryland Community Development Administration,
  7.7s, 2015                                           $   30              $     30,032
 Maryland Community Development Administration,
  5.875s, 2016                                          2,000                 2,029,720
 Maryland Community Development Administration,
  7.3s, 2025                                              940                   975,428
 Maryland Community Development Administration,
  6.75s, 2026 ###                                       2,235                 2,319,617
 Montgomery County, MD, Housing Opportunities
  Commission, 7.5s, 2017                                  145                   149,317
 Prince George's County, MD, Housing Authority
  Rev., GNMA, 4.8s to 2000, 5.375s to 2018              1,000                   947,070
                                                                           ------------
                                                                           $  6,451,184
---------------------------------------------------------------------------------------

Municipal Bonds - continued

                                                   Principal Amount
Issuer                                                 (000 Omitted)              Value
---------------------------------------------------------------------------------------
Solid Waste Revenue - 5.1%
 Northeast Maryland, Waste Disposal Authority
  (Montgomery County), 6s, 2006                        $1,000              $  1,048,860
 Northeast Maryland, Waste Disposal Authority
  (Montgomery County), MBIA, 6.3s, 2016                 2,000                 2,104,600
 Northeast Maryland, Waste Disposal Authority
  (Southwest County Resource Recovery), MBIA,
  7.2s, 2005                                            1,000                 1,112,190
 Prince George's County, MD (Solid Waste
  Management), FSA, 5.25s, 2013                         3,500                 3,451,630
                                                                           ------------
                                                                           $  7,717,280
---------------------------------------------------------------------------------------
Turnpike Revenue - 2.1%
 Puerto Rico Highway & Transportation Authority
  Rev., 6.625s, 2012                                   $1,000              $  1,062,580
 Puerto Rico Highway & Transportation Authority
  Rev., 5.5s, 2013                                      2,000                 2,026,240
                                                                           ------------
                                                                           $  3,088,820
---------------------------------------------------------------------------------------
Universities - 9.3%
 Annapolis, MD, Economic Development Rev. (St.
  John's College), 5.5s, 2018                          $  750              $    697,260
 Maryland Economic Development Corp., Student
  Housing Rev. (Salibury), 6s, 2019                     1,000                   965,100
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Johns Hopkins University),
  5.125s, 2020                                          6,000                 5,582,280
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Johns Hopkins University),
  5.625s, 2027                                          1,400                 1,395,184
 Maryland Health & Higher Educational Facilities,
  Authority Rev. (Loyola College), MBIA, 5.5s, 2016     3,000                 2,976,600
 Morgan, MD, State University, Academic &
  Auxiliary Facilities Rev., MBIA, 6.05s, 2015          1,500                 1,596,780
 University of Maryland, Auxillary Facilities &
  Tuition Rev., 0s, 2004                                1,000                   799,660
                                                                           ------------
                                                                           $ 14,012,864
---------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.0%
 Baltimore, MD, Wastewater Rev., FGIC, 6s,
  2015 ###                                             $1,000              $  1,056,400
 Baltimore, MD, Wastewater Rev., MBIA,
  5.65s, 2020                                           2,000                 2,011,940
 Baltimore, MD, Wastewater Rev., MBIA,
  7.221s, 2020 ++++                                     3,000                 3,013,290
                                                                           ------------
                                                                           $  6,081,630
---------------------------------------------------------------------------------------
Other - 7.2%
 Baltimore County, MD, 5.375s, 2013                    $1,600              $  1,550,256
 Baltimore, MD, Convention Center Rev., MBIA,
  5.5s, 2014                                            2,695                 2,700,255
 Baltimore, MD, Rev., FGIC, 5.9s, 2013                  1,000                 1,056,680
 Maryland Industrial Development, Finance
  Authority (American Center for Physics),
  6.625s, 2017                                          1,500                 1,569,495
 Maryland Industrial Development, Finance
  Authority (YMCA/Baltimore), 8s, 2012                  2,825                 3,107,613
 Maryland Industrial Development, Finance
  Authority (YMCA/Baltimore), 8.25s, 2012                 795                   832,882
                                                                           ------------
                                                                           $ 10,817,181
---------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $142,139,652)                      $145,974,397
---------------------------------------------------------------------------------------


                                                                          17-MMD

                                                     Principal Amount
Issuer                                                   (000 Omitted)           Value
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.8%
--------------------------------------------------------------------------------------
 Harris County, TX, Health Facilities Hospital
  (Methodist Hospital), due 10/01/99                          $  400      $    400,000
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99                                1,100         1,100,000
 St. Lucie County, FL, Polluiton Control Rev. (Florida
  Power & Light), due 10/01/99                                 1,200         1,200,000
--------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                      $  2,700,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $144,839,652)                         $148,674,397
--------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.3%                                        1,912,903
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $150,587,300
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.
2


MFS MASSACHUSETTS MUNICIPAL BOND FUND

Municipal Bonds - 97.4%

                                                Principal Amount
Issuer                                              (000 Omitted)         Value
-------------------------------------------------------------------------------
General Obligation - 17.9%
 Belmont, MA, 5s, 2015                                 $ 2,165      $ 2,053,351
 Central Berkshire, MA, FSA, 5.25s, 2014 ###             1,510        1,469,305
 Central Berkshire, MA, FSA, 5.25s, 2016 ###             1,610        1,541,205
 Commonwealth of Massachusetts, 0s, 2004                10,000        7,861,600
 Commonwealth of Massachusetts, 0s, 2005                 4,000        2,995,400
 Commonwealth of Massachusetts, FGIC, 0s, 2006           4,000        2,887,600
 Commonwealth of Massachusetts, FGIC, 7s, 2009           1,150        1,312,299
 Commonwealth of Massachusetts, MBIA,
  7.5s, 2004                                             2,850        3,135,285
 Dudley-Charlton, MA, FGIC, 6.545s, 2015 ++++ +          1,365        1,309,881
 Dudley-Charlton, MA, FGIC, 6.545s, 2016 ++++ +          1,430        1,348,719
 Dudley-Charlton, MA, FGIC, 6.545s, 2018 ++++ +          1,565        1,445,371
 Fitchburg, MA, MBIA, 5s, 2015                           2,480        2,351,710
 Haverhill, MA, FGIC, 5s, 2017                           1,000          924,440
 Holyoke, MA, 8s, 2001                                     260          269,914
 Lawrence, MA, AMBAC, 9.75s, 2002                          600          673,596
 Lowell, MA, 8.4s, 2009                                  1,000        1,065,260
 Lynn, MA, AMBAC, 5.125s, 2018                           3,690        3,443,323
 Massachusetts Consolidated Loan, 5.875s, 2017           2,000        2,034,260
 Northbridge, MA, 7.6s, 2001                               325          342,466
 Norton, MA, FGIC, 5.125s, 2014                          1,000          959,810
 Springfield, MA, FSA, 5.25s, 2014                       2,000        1,954,540
 Worcester, MA, FSA, 6s, 2016                            3,255        3,378,625
                                                                    -----------
                                                                    $44,757,960
-------------------------------------------------------------------------------
State and Local Appropriation - 9.6%
 Massachusetts Bay Transportation Authority,
  7s, 2021                                             $ 5,000      $ 5,712,450
 Massachusetts Bay Transportation Authority
  (General Transportation System), 6.2s, 2016           10,400       11,088,584
 Plymouth County, MA, Correctional Facilities,
  AMBAC, 5.125s, 2018                                    5,000        4,613,700
 Puerto Rico Public Finance Corp., AMBAC,
  7.021s, 2016 ++++ +                                    2,500        2,485,200
                                                                    -----------
                                                                    $23,899,934
-------------------------------------------------------------------------------
Refunded and Special Obligations - 18.8%
 Commonwealth of Massachusetts, AMBAC,
  6.75s, 2001                                          $ 2,350      $ 2,502,609
 Commonwealth of Massachusetts, Water
  Resources Authority, MBIA, 5.25s, 2004                 1,415        1,488,439
 Haverhill, MA, FGIC, 7s, 2002                           1,250        1,359,525
 Holyoke, MA, MBIA, 8s, 2001                             1,700        1,807,882
 Holyoke, MA, MBIA, 8.1s, 2002                             500          562,140
 Martha's Vineyard, MA, Land Bank (Land
  Acquisition), 8.125s, 2001                             3,500        3,739,575
 Massachusetts Federally Assisted Housing,
  0s, 2009                                               4,995        1,029,769
 Massachusetts Health & Education Facilities
  Authority (Brigham & Women's Hospital), MBIA,
  6.75s, 2001                                            1,000        1,062,940
 Massachusetts Health & Education Facilities
  Authority (Fairview Extended Care Facility),
  10.25s, 2001                                           2,000        2,203,140
 Massachusetts Health & Education Facilities
  Authority (Massachusetts Eye & Ear Infirmary),
  7.375s, 2001                                           3,000        3,214,710
 Massachusetts Health & Education Facilities
  Authority (New England Deaconess Hospital),
  6.875s, 2002                                           5,600        6,047,328

18 - MMA

                                              Principal Amount
Issuer                                            (000 Omitted)              Value
----------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 Massachusetts Health & Education Facilities
  Authority (Newton-Wellesley Hospital), MBIA,
  8s, 2000                                         $1,640              $ 1,723,082
 Massachusetts Industrial Finance Agency (Curry
  College), 8s, 2004                                2,300                2,680,697
 Massachusetts Industrial Finance Agency (Dexter
  School), 7.5s, 2001                               1,510                1,616,153
 Massachusetts Industrial Finance Agency (Dexter
  School), 7.5s, 2001                               2,900                3,103,870
 Massachusetts Industrial Finance Agency
  (Emerson College), 8.9s, 2001                     1,000                1,075,940
 Massachusetts Industrial Finance Agency (Vinfen
  Corp.), 7.1s, 2003                                  645                  720,588
 Massachusetts Industrial Finance Agency, Tunnel
  Rev. (Massachusetts Turnpike), 9s, 2000           7,785                8,287,288
 Massachusetts Port Authority, 12.75s, 1999           325                  364,406
 Massachusetts Port Authority, 13s, 1999              780                1,214,055
 Nantucket Island, MA, Land Bank, 7.75s, 2001       1,200                1,294,404
                                                                       -----------
                                                                       $47,098,540
----------------------------------------------------------------------------------
Airport and Port Revenue - 5.9%
 Massachusetts Port Authority, 5s, 2015            $5,600              $ 5,210,800
 Massachusetts Port Authority, FGIC, 7.5s, 2020     3,440                3,571,408
 Massachusetts Port Authority (USAIR), MBIA,
  5.625s, 2011                                      2,140                2,170,902
 Puerto Rico Ports Authority (American Airlines),
  6.3s, 2023                                        2,370                2,407,280
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                       1,500                1,513,935
                                                                       -----------
                                                                       $14,874,325
----------------------------------------------------------------------------------
Health Care Revenue - 9.1%
 Boston, MA, Industrial Development Finance
  Authority Rev. (Stonehedge Convalescent
  Center), 10.75s, 2011                            $  620              $   636,560
 Massachusetts Health & Education Facilities
  Authority (Caritas Christi), 5.7s, 2015           1,000                  946,920
 Massachusetts Health & Education Facilities
  Authority (Children's Hospital), 6.125s, 2012     2,285                2,369,911
 Massachusetts Health & Education Facilities
  Authority (Jordan Hospital), 5.25s, 2018          2,555                2,288,335
 Massachusetts Health & Education Facilities
  Authority (North Adams Regional Hospital),
  6.625s, 2018                                      1,000                1,029,800
 Massachusetts Health & Education Facilities
  Authority (South Shore Hospital), 5.625s, 2019    2,000                1,908,980
 Massachusetts Industrial Finance Agency
  (Beverly Enterprises), 8.375s, 2009               4,040                4,334,233
 Massachusetts Industrial Finance Agency
  (Evanswood), 7.625s, 2014                         1,200                1,212,000
 Massachusetts Industrial Finance Agency
  (Massachusetts Biomedical Research), 0s, 2004     5,000                3,967,700
 Massachusetts Industrial Finance Agency
  (Massachusetts Biomedical Research), 0s, 2010     5,300                2,933,391
 Massachusetts Industrial Finance Agency
  (Needham/Hamilton House), 11s, 2010                 400                  415,776
 Massachusetts Industrial Finance Agency (WNR,
  Inc.), 9s, 2023                                     925                  792,170
                                                                       -----------
                                                                       $22,835,776
----------------------------------------------------------------------------------



Municipal Bonds - continued

                                              Principal Amount
Issuer                                            (000 Omitted)              Value
----------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 1.5%
 Massachusetts Development Finance Agency
  Rev. (Springfield Resources Recovery),
  5.625s, 2019                                     $2,000              $ 1,915,880
 Massachusetts Industrial Finance Agency (Welch
  Foods, Inc.), 5.625s, 2017                        1,700                1,614,133
 Springfield, MA, Industrial Development Finance
  Agency (Terminal Building), 8s, 2001                294                  296,660
                                                                       -----------
                                                                       $ 3,826,673
----------------------------------------------------------------------------------
Insured Health Care Revenue - 4.4%
 Boston, MA, Industrial Development Finance
  Authority Rev. (Alzheimers Center), FHA,
  5.5s, 2012                                       $  750              $   742,388
 Massachusetts Health & Education Facilities
  Authority (Beth Israel Hospital), AMBAC,
  8.826s, 2025 ++++                                 5,000                5,027,250
 Massachusetts Health & Education Facilities
  Authority (Central New England Health), AMBAC,
  5.5s, 2014                                        1,250                1,244,575
 Massachusetts Health & Education Facilities
  Authority (Newton Wellsley College), MBIA,
  6.125s, 2015                                      1,000                1,039,170
 Massachusetts Health & Education Facilities
  Authority (Partners Healthcare Systems), MBIA,
  5.375s, 2018                                      2,000                1,909,760
 Massachusetts Health & Education Facilities
  Authority (UMass Memorial), AMBAC,
  5.25s, 2014                                       1,000                  965,800
                                                                       -----------
                                                                       $10,928,943
----------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.1%
 Massachusetts Housing Finance Agency, FNMA,
  6.9s, 2025                                       $1,700              $ 1,790,661
 Somerville, MA, Housing Authority Rev.
  (Clarendon Hill), GMNA, 7.85s, 2010                 890                  917,065
                                                                       -----------
                                                                       $ 2,707,726
----------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.9%
 Commonwealth of Massachusetts, 5s, 2017           $3,250              $ 2,994,550
 Territory of Virgin Islands Public Finance
  Authority, 5.875s, 2018                           1,520                1,474,947
 Territory of Virgin Islands Public Finance
  Authority, 5.5s, 2022                             3,000                2,817,570
                                                                       -----------
                                                                       $ 7,287,067
----------------------------------------------------------------------------------
Single Family Housing Revenue - 1.5%
 Massachusetts Housing Finance Agency,
  6.6s, 2026                                       $  850              $   874,616
 Massachusetts Industrial Finance Agency, MBIA,
  6.35s, 2022                                       2,880                2,947,622
                                                                       -----------
                                                                       $ 3,822,238
----------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
 Massachusetts Industrial Finance Agency (Ogden
  Haverhill), 5.6s, 2019                           $2,000              $ 1,901,980
----------------------------------------------------------------------------------
Turnpike Revenue - 1.2%
 Massachusetts Turnpike Authority, Metropolitan
  Highway Systems Rev., AMBAC, 5.25s, 2015         $3,080              $ 2,972,446
----------------------------------------------------------------------------------
Universities - 14.3%
 Commonwealth of Massachusetts College
  Building, MBIA, 5.625s, 2016                     $1,650              $ 1,646,980
 Massachusetts Development Finance Agency
  Rev. (Eastern Nazarine College), 5.625s, 2019     1,700                1,586,338


                                                                          19-MMA

                                                  Principal Amount
Issuer                                                (000 Omitted)              Value
--------------------------------------------------------------------------------------
Universities - continued
 Massachusetts Development Finance Agency
  Rev. (Suffolk University), 5.75s, 2019              $1,000              $    954,380
 Massachusetts Development Finance Agency
  Rev. (Suffolk University), 5.85s, 2029               1,000                   946,190
 Massachusetts Development Finance Agency
  Rev. (Xaverian Brothers High School), 5.55s, 2019    1,000                   944,790
 Massachusetts Development Finance Agency
  Rev. (Xaverian Brothers High School), 5.65s, 2029    1,000                   935,930
 Massachusetts Development Finance Agency
  Rev. (Williston Northampton School), 6.5s, 2028      1,000                   963,390
 Massachusetts Health & Education Facilities
  Authority (Boston College), 5.25s, 2018              3,500                 3,292,870
 Massachusetts Health & Education Facilities
  Authority (Boston College), 5.25s, 2023              4,350                 4,027,839
 Massachusetts Health & Education Facilities
  Authority (Boston University), MBIA, 9.284s, 2031    5,000                 5,446,200
 Massachusetts Health & Education Facilities
  Authority (Learning Center for Deaf Children),
  6.1s, 2019                                           1,000                   969,470
 Massachusetts Health & Education Facilities
  Authority (Wheaton College), 5.25s, 2019             1,000                   924,550
 Massachusetts Industrial Finance Agency
  (Belmont Hill School), 5.625s, 2020                  1,150                 1,100,136
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2004                1,000                   790,340
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2005                1,000                   747,510
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2009                1,000                   594,670
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2010                1,000                   558,550
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2011                  500                   261,800
 Massachusetts Industrial Finance Agency
  (Concord Academy), 5.5s, 2027                        2,000                 1,812,660
 Massachusetts Industrial Finance Agency (Groton
  School), 5s, 2018                                    3,060                 2,762,048
 Massachusetts Industrial Finance Agency (Lesley
  College), CONNIE LEE, 6.3s, 2025                     2,000                 2,082,960
 Massachusetts Industrial Finance Agency (Tabor
  Academy), 5.4s, 2018                                 1,000                   923,390
 Massachusetts Industrial Finance Agency
  (Western New England College), AMBAC,
  5s, 2018                                             1,555                 1,410,245
                                                                          ------------
                                                                          $ 35,683,236
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 7.1%
 Massachusetts Water Pollution Abatement,
  5.125s, 2016                                        $1,600              $  1,520,768
 Massachusetts Water Pollution Abatement,
  5.75s, 2017                                          3,000                 3,032,130
 Massachusetts Water Resources Authority,
  6.5s, 2019                                           8,470                 9,248,901
 Massachusetts Water Resources Authority,
  AMBAC, 5.25s, 2015                                   1,500                 1,463,445
 Massachusetts Water Resources Authority,
  MBIA, 5s, 2016                                       1,000                   925,610
 Massachusetts Water Resources Authority,
  MBIA, 5.25s, 2020                                    1,535                 1,437,927
                                                                          ------------
                                                                          $ 17,628,781
--------------------------------------------------------------------------------------



Municipal Bonds - continued

                                                  Principal Amount
Issuer                                                (000 Omitted)              Value
--------------------------------------------------------------------------------------
Other - 1.3%
 Commonwealth of Massachusetts, 5.125s, 2015          $1,000              $    953,510
 Commonwealth of Massachusetts, GANS, 5.125s,
  2013                                                 1,000                   968,750
 Rail Connections, Inc. Route 128 Parking Garage,
  6s, 2012                                               450                   457,322
 Rail Connections, Inc. Route 128 Parking Garage,
  6s, 2013                                               500                   505,205
 Rail Connections, Inc. Route 128 Parking Garage,
  6s, 2014                                               250                   251,525
                                                                          ------------
                                                                          $  3,136,312
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $237,113,358)                     $243,361,937
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.4%
--------------------------------------------------------------------------------------
 East Baton Rouge, LA, due 10/01/99                   $1,600              $  1,600,000
 Harris County, TX (Methodist Hospital), due
  10/01/99                                             1,500                 1,500,000
 Massachusetts Health & Educational Facilities
  Authority, due 10/01/99                              1,200                 1,200,000
 Massachusetts Health & Educational Facilities
  Authority (Berklee College Of Music), due
  10/06/99                                             1,010                 1,010,000
 Massachusetts Water Resources Authority, due
  10/06/99                                               700                   700,000
--------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                      $  6,010,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $243,123,358)                         $249,371,937
Other Assets, Less Liabilities - 0.2%                                          388,421
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $249,760,358
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.
Portfolio Footnotes:
 [sec][sec]When-issued security. At September 30, 1999, each Fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
 ++++Inverse floating rate security.
  +Restricted security.
###Security segregated as collateral for an open futures contract.


20 - MMA

Financial Statements

Statements of Assets and Liabilities (Unaudited)

                                                                                 Alabama          Arkansas        California
September 30, 1999                                                                  Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                           $ 84,186,096      $121,556,001      $276,272,629
  Unrealized appreciation                                                        942,626         4,115,064         7,456,001
                                                                            ------------      ------------      ------------
    Total investments, at value                                             $ 85,128,722      $125,671,065      $283,728,630
 Cash                                                                              1,096            22,206            49,266
 Receivable for Fund shares sold                                                 124,134            65,275           456,114
 Receivable for investments sold                                               2,816,258         1,011,278             9,816
 Interest receivable                                                           1,381,046         1,847,333         3,408,473
 Other assets                                                                      1,093             1,834             3,606
                                                                            ------------      ------------      ------------
    Total assets                                                            $ 89,452,349      $128,618,991      $287,655,905
                                                                            ------------      ------------      ------------
Liabilities:
 Distributions payable                                                      $    199,989      $    291,881      $    613,482
 Payable for Fund shares reacquired                                               20,969           108,673           560,995
 Payable for investments purchased                                             2,549,783         1,000,470                --
 Payable for when-issued investments purchased                                 1,506,753                --         2,030,893
 Payable for daily variation margin on open futures contracts                      1,688             2,531             5,907
 Payable to affiliates -
  Management fee                                                                     812             1,213             1,552
  Shareholder servicing agent fee                                                    232               347               776
  Distribution and service fee                                                       822                --             9,091
  Administrative fee                                                                  35                52               116
 Accrued expenses and other liabilities                                           59,289            66,929           120,775
                                                                            ------------      ------------      ------------
    Total liabilities                                                       $  4,340,372      $  1,472,096      $  3,343,587
                                                                            ------------      ------------      ------------
Net assets                                                                  $ 85,111,977      $127,146,895      $284,312,318
                                                                            ------------      ------------      ------------
Net assets consist of:
 Paid-in capital                                                            $ 83,139,858      $129,876,517      $281,941,953
 Unrealized appreciation on investments                                          940,376         4,111,721         7,448,220
 Accumulated undistributed net realized
  gain (loss) on investments                                                     814,460        (6,696,998)       (4,910,937)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                          217,283          (144,345)         (166,918)
                                                                            ------------      ------------      ------------
    Total                                                                   $ 85,111,977      $127,146,895      $284,312,318
                                                                            ------------      ------------      ------------
Shares of beneficial interest outstanding:
 Class A                                                                       7,189,941        12,116,190        37,894,606
 Class B                                                                       1,161,940         1,022,867        11,217,297
 Class C                                                                              --                --         1,910,763
                                                                            ------------      ------------      ------------
    Total shares of beneficial interest outstanding                            8,351,881        13,139,057        51,022,666
                                                                            ------------      ------------      ------------
Net assets:
 Class A                                                                    $ 73,268,482      $117,248,021      $211,144,679
 Class B                                                                      11,843,495         9,898,874        62,500,457
 Class C                                                                              --                --        10,667,182
                                                                            ------------      ------------      ------------
    Total net assets                                                        $ 85,111,977      $127,146,895      $284,312,318
                                                                            ------------      ------------      ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)       $      10.19      $       9.68      $       5.57
                                                                            ------------      ------------      ------------
 Offering price per share (100 [divided by] 95.25 of NAV per share)         $      10.70      $      10.16      $       5.85
                                                                            ------------      ------------      ------------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)       $      10.19      $       9.68      $       5.57
                                                                            ------------      ------------      ------------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                 --                --      $       5.58
                                                                            ------------      ------------      ------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.



See notes to financial statements.

                                                                                        Florida       Georgia
September 30, 1999                                                                         Fund          Fund
-------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                  $ 85,413,652   $64,910,836
  Unrealized appreciation                                                             1,805,871       941,085
                                                                                   ------------   -----------
    Total investments, at value                                                    $ 87,219,523   $65,851,921
 Cash                                                                                    45,643        37,908
 Receivable for Fund shares sold                                                        229,494       500,523
 Receivable for investments sold                                                         40,000        44,357
 Interest receivable                                                                  1,703,464     1,114,729
 Other assets                                                                             1,282           944
                                                                                   ------------   -----------
    Total assets                                                                   $ 89,239,406   $67,550,382
                                                                                   ------------   -----------
Liabilities:
 Distributions payable                                                             $    234,579   $   131,074
 Payable for Fund shares reacquired                                                     356,501        73,460
 Payable for investments purchased                                                    1,019,040       329,745
 Payable for daily variation margin on open futures contracts                             1,969         1,407
 Payable to affiliates -
  Management fee                                                                            837           638
  Shareholder servicing agent fee                                                           239           182
  Distribution and service fee                                                            3,263           766
  Administrative fee                                                                         36            27
 Accrued expenses and other liabilities                                                  61,643        67,114
                                                                                   ------------   -----------
    Total liabilities                                                              $  1,678,107   $   604,413
                                                                                   ------------   -----------
Net assets                                                                         $ 87,561,299   $66,945,969
                                                                                   ------------   -----------
Net assets consist of:
 Paid-in capital                                                                   $ 92,083,106   $66,684,681
 Unrealized appreciation on investments                                               1,803,340       939,397
 Accumulated net realized loss on investments                                        (6,356,438)     (636,653)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                  31,291       (41,456)
                                                                                   ------------   -----------
    Total                                                                          $ 87,561,299   $66,945,969
                                                                                   ------------   -----------
Shares of beneficial interest outstanding:
 Class A                                                                              6,959,413     5,003,601
 Class B                                                                              2,198,761     1,466,147
                                                                                   ------------   -----------
    Total shares of beneficial interest outstanding                                   9,158,174     6,469,748
                                                                                   ------------   -----------
Net assets:
 Class A                                                                           $ 66,542,332   $51,769,573
 Class B                                                                             21,018,967    15,176,396
                                                                                   ------------   -----------
    Total net assets                                                               $ 87,561,299   $66,945,969
                                                                                   ------------   -----------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)              $       9.56   $     10.35
                                                                                   ------------   -----------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)    $      10.04   $     10.87
                                                                                   ------------   -----------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)              $       9.56   $     10.35
                                                                                   ------------   -----------



                                                                                       Maryland    Massachusetts
September 30, 1999                                                                         Fund             Fund
----------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                  $144,839,652     $243,123,358
  Unrealized appreciation                                                             3,834,745        6,248,579
                                                                                   ------------     ------------
    Total investments, at value                                                    $148,674,397     $249,371,937
 Cash                                                                                    87,530          118,885
 Receivable for Fund shares sold                                                         28,998           99,178
 Receivable for investments sold                                                      1,716,992          145,491
 Interest receivable                                                                  2,101,647        3,944,256
 Other assets                                                                             1,979            3,386
                                                                                   ------------     ------------
    Total assets                                                                   $152,611,543     $253,683,133
                                                                                   ------------     ------------
Liabilities:
 Distributions payable                                                             $    284,128     $    582,584
 Payable for Fund shares reacquired                                                     115,032          148,034
 Payable for investments purchased                                                    1,539,027        3,047,996
 Payable for daily variation margin on open futures contracts                             3,375            5,344
 Payable to affiliates -
  Management fee                                                                          1,437            2,383
  Shareholder servicing agent fee                                                           410              681
  Distribution and service fee                                                            1,947            2,847
  Administrative fee                                                                         62              102
 Accrued expenses and other liabilities                                                  78,825          132,804
                                                                                   ------------     ------------
    Total liabilities                                                              $  2,024,243     $  3,922,775
                                                                                   ------------     ------------
Net assets                                                                         $150,587,300     $249,760,358
                                                                                   ------------     ------------
Net assets consist of:
 Paid-in capital                                                                   $150,362,286     $247,293,454
 Unrealized appreciation on investments                                               3,830,307        6,241,329
 Accumulated net realized loss on investments                                        (3,410,227)      (3,770,984)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                (195,066)          (3,441)
                                                                                   ------------     ------------
    Total                                                                          $150,587,300     $249,760,358
                                                                                   ------------     ------------
Shares of beneficial interest outstanding:
 Class A                                                                             11,182,456       20,855,485
 Class B                                                                              2,647,715        2,444,733
                                                                                   ------------     ------------
    Total shares of beneficial interest outstanding                                  13,830,171       23,300,218
                                                                                   ------------     ------------
Net assets:
 Class A                                                                           $121,772,519     $223,539,658
 Class B                                                                             28,814,781       26,220,700
                                                                                   ------------     ------------
    Total net assets                                                               $150,587,300     $249,760,358
                                                                                   ------------     ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)              $      10.89     $      10.72
                                                                                   ------------     ------------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)    $      11.43     $      11.25
                                                                                   ------------     ------------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)              $      10.88     $      10.73
                                                                                   ------------     ------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.



See notes to financial statements.

Statements of Operations (Unaudited)

                                                                Alabama           Arkansas          California
Six Months Ended September 30, 1999                                Fund               Fund                Fund
--------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                           $  2,612,979       $  3,752,765       $   8,142,497
                                                           ------------       ------------       -------------
 Expenses -
  Management fee                                           $    239,462       $    359,284       $     806,987
  Trustees' compensation                                          6,750              8,506               9,875
  Shareholder servicing agent fee                                43,699             65,350             146,701
  Distribution and service fee (Class A)                         93,911             60,224             109,918
  Distribution and service fee (Class B)                         59,951             50,822             279,101
  Distribution and service fee (Class C)                             --                 --              52,228
  Administrative fee                                              6,534              9,803              22,005
  Custodian fee                                                  16,513             22,438              44,506
  Printing                                                        1,703              2,095               2,734
  Postage                                                           825              2,634               6,068
  Auditing fees                                                  15,591             15,592              15,591
  Legal fees                                                      2,231              2,869               7,542
  Miscellaneous                                                  27,640             41,862              76,608
                                                           ------------       ------------       -------------
    Total expenses                                         $    514,810       $    641,479       $   1,579,864
  Fees paid indirectly                                           (5,825)            (6,459)            (10,434)
  Reduction of expenses by investment advisor                   (72,360)          (108,512)           (513,585)
                                                           ------------       ------------       -------------
    Net expenses                                           $    436,625       $    526,508       $   1,055,845
                                                           ------------       ------------       -------------
     Net investment income                                 $  2,176,354       $  3,226,257       $   7,086,652
                                                           ------------       ------------       -------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                  $   (167,485)      $     13,002       $     903,594
  Futures contracts                                              (5,451)            (7,952)            (18,410)
                                                           ------------       ------------       -------------
    Net realized gain (loss) on investments                $   (172,936)      $      5,050       $     885,184
                                                           ------------       ------------       -------------
 Change in unrealized depreciation -
  Investments                                              $ (4,558,490)      $ (6,101,089)      $ (17,587,202)
  Futures contracts                                              (2,250)            (3,343)             (7,781)
                                                           ------------       ------------       -------------
    Net unrealized loss on investments                     $ (4,560,740)      $ (6,104,432)      $ (17,594,983)
                                                           ------------       ------------       -------------
     Net realized and unrealized loss on investments       $ (4,733,676)      $ (6,099,382)      $ (16,709,799)
                                                           ------------       ------------       -------------
      Decrease in net assets from operations               $ (2,557,322)      $ (2,873,125)      $  (9,623,147)
                                                           ============       ============       =============

See notes to financial statements.

                                                              Florida          Georgia         Maryland     Massachusetts
Six Months Ended September 30, 1999                              Fund             Fund             Fund              Fund
-------------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                         $  2,735,448     $  2,005,762     $  4,394,649     $   7,840,320
                                                         ------------     ------------     ------------     -------------
 Expenses -
  Management fee                                         $    262,614     $    190,151     $    428,562     $     709,750
  Trustees' compensation                                        9,578            9,446            9,676            10,560
  Shareholder servicing agent fee                              47,761           34,586           77,949           129,096
  Distribution and service fee (Class A)                           --           67,971          222,259           406,481
  Distribution and service fee (Class B)                       86,537           73,977          144,480           129,578
  Administrative fee                                            7,165            5,188           11,693            19,364
  Custodian fee                                                18,444           11,093           28,160            41,688
  Printing                                                      1,508            1,663            2,192             7,520
  Postage                                                       2,129            1,423            2,574             4,537
  Auditing fees                                                14,841           15,591           15,592            15,341
  Legal fees                                                    5,526            1,053            3,595             3,177
  Miscellaneous                                                33,513           32,564           48,874            75,848
                                                         ------------     ------------     ------------     -------------
    Total expenses                                       $    489,616     $    444,706     $    995,606     $   1,552,940
  Fees paid indirectly                                         (4,927)          (6,387)         (11,955)           (8,434)
  Reduction of expenses by investment adviser                 (79,196)         (57,410)        (129,451)         (214,310)
                                                         ------------     ------------     ------------     -------------
    Net expenses                                         $    405,493     $    380,909     $    854,200     $   1,330,196
                                                         ------------     ------------     ------------     -------------
     Net investment income                               $  2,329,955     $  1,624,853     $  3,540,449     $   6,510,124
                                                         ------------     ------------     ------------     -------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                $    590,047     $    (37,911)    $    129,181     $      39,956
  Futures contracts                                            (9,394)         179,778           46,289           (17,755)
                                                         ------------     ------------     ------------     -------------
    Net realized gain on investments                     $    580,653     $    141,867     $    175,470     $      22,201
                                                         ------------     ------------     ------------     -------------
 Change in unrealized depreciation -
  Investments                                            $ (5,995,529)    $ (3,927,956)    $ (8,479,911)    $ (14,774,876)
  Futures contracts                                            (2,531)          (1,688)          (9,336)           (7,250)
                                                         ------------     ------------     ------------     -------------
    Net unrealized loss on investments                   $ (5,998,060)    $ (3,929,644)    $ (8,489,247)    $ (14,782,126)
                                                         ------------     ------------     ------------     -------------
     Net realized and unrealized loss on investments     $ (5,417,407)    $ (3,787,777)    $ (8,313,777)    $ (14,759,925)
                                                         ------------     ------------     ------------     -------------
      Decrease in net assets from operations             $ (3,087,452)    $ (2,162,924)    $ (4,773,328)    $  (8,249,801)
                                                         ------------     ------------     ------------     -------------

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)

                                                                         Alabama           Arkansas         California
Six Months Ended September 30, 1999                                         Fund               Fund               Fund
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                              $  2,176,354       $  3,226,257      $   7,086,652
 Net realized gain (loss) on investments                                (172,936)             5,050            885,184
 Net unrealized loss on investments                                   (4,560,740)        (6,104,432)       (17,594,983)
                                                                    ------------       ------------      -------------
  Decrease in net assets
   from operations                                                  $ (2,557,322)      $ (2,873,125)     $  (9,623,147)
                                                                    ------------       ------------      -------------
Distributions declared to shareholders -
 From net investment income (Class A)                               $ (1,930,948)      $ (3,025,162)     $  (5,397,790)
 From net investment income (Class B)                                   (262,944)          (211,839)        (1,301,541)
 From net investment income (Class C)                                         --                 --           (209,034)
                                                                    ------------       ------------      -------------
  Total distributions declared to shareholders                      $ (2,193,892)      $ (3,237,001)     $  (6,908,365)
                                                                    ------------       ------------      -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                   $  7,937,137       $  4,705,730      $  25,408,319
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                       978,411          1,481,362          3,181,989
 Cost of shares reacquired                                            (4,355,541)        (8,182,881)       (26,284,989)
                                                                    ------------       ------------      -------------
  Net increase (decrease) in net assets from
   Fund share transactions                                          $  4,560,007       $ (1,995,789)     $   2,305,319
                                                                    ------------       ------------      -------------
    Total decrease in net assets                                    $   (191,207)      $ (8,105,915)     $ (14,226,193)
Net assets:
 At beginning of period                                               85,303,184        135,252,810        298,538,511
                                                                    ------------       ------------      -------------
 At end of period                                                   $ 85,111,977       $127,146,895      $ 284,312,318
                                                                    ============       ============      =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period      $    217,283       $   (144,345)     $    (166,918)
                                                                    ============       ============      =============

See notes to financial statements.

                                                                         Florida
Six Months Ended September 30, 1999                                         Fund
--------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $   2,329,955
 Net realized gain on investments                                        580,653
 Net unrealized loss on investments                                   (5,998,060)
                                                                   -------------
  Decrease in net assets
   from operations                                                 $  (3,087,452)
                                                                   -------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $  (1,880,586)
 From net investment income (Class B)                                   (454,707)
                                                                   -------------
  Total distributions declared to shareholders                     $  (2,335,293)
                                                                   -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $   7,415,181
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                       895,881
 Cost of shares reacquired                                           (13,767,287)
                                                                   -------------
  Net decrease in net assets from
   Fund share transactions                                         $  (5,456,225)
                                                                   -------------
    Total decrease in net assets                                   $ (10,878,970)
Net assets:
 At beginning of period                                               98,440,269
                                                                   -------------
 At end of period                                                  $  87,561,299
                                                                   =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $      31,291
                                                                   =============



                                                                       Georgia         Maryland    Massachusetts
Six Months Ended September 30, 1999                                       Fund             Fund             Fund
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $  1,624,853    $   3,540,449    $   6,510,124
 Net realized gain on investments                                      141,867          175,470           22,201
 Net unrealized loss on investments                                 (3,929,644)      (8,489,247)     (14,782,126)
                                                                  ------------    -------------    -------------
  Decrease in net assets
   from operations                                                $ (2,162,924)   $  (4,773,328)   $  (8,249,801)
                                                                  ------------    -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $ (1,321,102)   $  (2,965,362)   $  (5,864,779)
 From net investment income (Class B)                                 (303,712)        (581,279)        (570,015)
                                                                  ------------    -------------    -------------
  Total distributions declared to shareholders                    $ (1,624,814)   $  (3,546,641)   $  (6,434,794)
                                                                  ------------    -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $  3,624,508    $   7,481,947    $  14,418,189
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                     816,028        1,896,356        3,010,671
 Cost of shares reacquired                                          (5,183,948)     (10,634,228)     (18,579,459)
                                                                  ------------    -------------    -------------
  Net decrease in net assets from
   Fund share transactions                                        $   (743,412)   $  (1,255,925)   $  (1,150,599)
                                                                  ------------    -------------    -------------
    Total decrease in net assets                                  $ (4,531,150)      (9,575,894)   $ (15,835,194)
Net assets:
 At beginning of period                                             71,477,119      160,163,194      265,595,552
                                                                  ------------    -------------    -------------
 At end of period                                                 $ 66,945,969    $ 150,587,300    $ 249,760,358
                                                                  ============    =============    =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $    (41,456)   $    (195,066)   $      (3,441)
                                                                  ============    =============    =============

See notes to financial statements.

                                                                         Alabama           Arkansas          California
Year Ended March 31, 1999                                                   Fund               Fund                Fund
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                              $  4,158,764      $   6,715,372       $  13,254,945
 Net realized gain on investments                                      1,016,442            590,303           2,724,580
 Net unrealized gain (loss) on investments                            (1,146,571)        (1,184,427)          1,479,688
                                                                    ------------      -------------       -------------
  Increase in net assets
   from operations                                                  $  4,028,635      $   6,121,248       $  17,459,213
                                                                    ------------      -------------       -------------
Distributions declared to shareholders -
 From net investment income (Class A)                               $ (3,730,766)     $  (6,318,426)      $ (10,947,288)
 From net investment income (Class B)                                   (406,822)          (371,258)         (2,054,879)
 From net investment income (Class C)                                         --                 --            (252,778)
 From net realized gain on investments (Class A)                        (201,655)                --                  --
 From net realized gain on investments (Class B)                         (27,134)                --                  --
 In excess of net investment income (Class A)                                 --                 --             (71,408)
 In excess of net investment income (Class B)                                 --                 --             (13,404)
 In excess of net investment income (Class C)                                 --                 --              (1,649)
                                                                    ------------      -------------       -------------
  Total distributions declared to shareholders                      $ (4,366,377)     $  (6,689,684)      $ (13,341,406)
                                                                    ------------      -------------       -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                   $  7,670,880      $  10,671,454       $  86,096,243
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                     1,798,701          3,098,920           5,808,413
 Cost of shares reacquired                                            (7,440,655)       (19,391,453)        (68,090,571)
                                                                    ------------      -------------       -------------
  Net increase (decrease) in net assets from
   Fund share transactions                                          $  2,028,926      $  (5,621,079)      $  23,814,085
                                                                    ------------      -------------       -------------
    Total increase (decrease) in net assets                         $  1,691,184      $  (6,189,515)      $  27,931,892
Net assets:
 At beginning of period                                               83,612,000        141,442,325         270,606,619
                                                                    ------------      -------------       -------------
 At end of period                                                   $ 85,303,184      $ 135,252,810       $ 298,538,511
                                                                    ============      =============       =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period      $    234,821      $    (133,601)      $    (345,205)
                                                                    ============      =============       =============

See notes to financial statements.

                                                                         Florida         Georgia
Year Ended March 31, 1999                                                   Fund            Fund
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $   4,587,693    $   3,489,582
 Net realized gain (loss) on investments                              1,059,108        2,092,576
 Net unrealized loss on investments                                    (958,281)      (2,200,188)
                                                                  -------------    -------------
  Increase in net assets
   from operations                                                $   4,688,520    $   3,381,970
                                                                  -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $  (3,800,176)   $  (2,952,432)
 From net investment income (Class B)                                  (760,880)        (537,150)
 In excess of net investment income (Class A)                                --           (9,402)
 In excess of net investment income (Class B)                                --           (1,711)
                                                                  -------------    -------------
  Total distributions declared to shareholders                    $  (4,561,056)   $  (3,500,695)
                                                                  -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $  25,238,186    $  10,300,409
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                    1,710,996        1,766,381
 Cost of shares reacquired                                          (23,066,502)     (10,887,622)
                                                                  -------------    -------------
  Net increase in net assets from
   Fund share transactions                                        $   3,882,680    $   1,179,168
                                                                  -------------    -------------
    Total increase in net assets                                  $   4,010,144    $   1,060,443
Net assets:
 At beginning of period                                              94,430,125       70,416,676
                                                                  -------------    -------------
 At end of period                                                 $  98,440,269    $  71,477,119
                                                                  -------------    -------------
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $      36,629    $     (41,495)
                                                                  -------------    -------------



                                                                        Maryland     Massachusetts
Year Ended March 31, 1999                                                   Fund              Fund
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $   7,062,204     $  13,185,391
 Net realized gain (loss) on investments                                820,603          (114,641)
 Net unrealized loss on investments                                    (697,500)         (228,393)
                                                                  -------------     -------------
  Increase in net assets
   from operations                                                $   7,185,307     $  12,842,357
                                                                  -------------     -------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $  (6,056,412)    $ (11,808,364)
 From net investment income (Class B)                                  (992,797)         (945,242)
 In excess of net investment income (Class A)                                --                --
 In excess of net investment income (Class B)                                --                --
                                                                  -------------     -------------
  Total distributions declared to shareholders                    $  (7,049,209)    $ (12,753,606)
                                                                  -------------     -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $  22,326,800     $  45,386,831
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                    3,747,717         5,976,296
 Cost of shares reacquired                                          (13,687,036)      (42,467,776)
                                                                  -------------     -------------
  Net increase in net assets from
   Fund share transactions                                        $  12,387,481     $   8,895,351
                                                                  -------------     -------------
    Total increase in net assets                                  $  12,523,579     $   8,984,102
Net assets:
 At beginning of period                                             147,639,615       256,611,450
                                                                  -------------     -------------
 At end of period                                                 $ 160,163,194     $ 265,595,552
                                                                  -------------     -------------
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $    (188,874)    $     (78,771)
                                                                  -------------     -------------

See notes to financial statements.

Financial Highlights


                                                            Alabama Fund
                                                        ================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                        ================
                                                             (Unaudited)
                                                        ================
                                                                 Class A
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                             $10.76
                                                                  ------
Income from investment operations# -
 Net investment income[sec]                                       $ 0.27
 Net realized and unrealized gain (loss) on
  investments                                                      (0.57)
                                                                  ------
  Total from investment operations                                $(0.30)
                                                                  ------
Less distributions declared to shareholders -
 From net investment income                                       $(0.27)
 From net realized gain on investments                                --
 In excess of net realized gain on investments                        --
                                                                  ------
  Total distributions declared to shareholders                    $(0.27)
                                                                  ------
Net asset value - end of period                                   $10.19
                                                                  ------
Total return++                                                     (2.83)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         0.91%+
 Net investment income                                              5.09%+
Portfolio turnover                                                    26%
Net assets at end of period (000 Omitted)                        $73,268
 [sec]The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                           $0.26
   Ratios (to average net assets):
    Expenses##                                                      1.08%+
    Net investment income                                           4.92%+

 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
++Total returns for Class A shares do not include the applicable sales charge.
  If the charge had been included, the results would have been lower.




                                                                        Year Ended March 31,
                                                     ===========================================================
                                                            1999        1998        1997        1996        1995
                                                     =========== =========== =========== =========== ===========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.80     $ 10.48     $ 10.52     $ 10.34     $ 10.27
                                                         -------     -------     -------     -------     -------
Income from investment operations# -
 Net investment income[sec]                              $  0.54     $  0.55     $  0.56     $  0.55     $  0.56
 Net realized and unrealized gain (loss) on
  investments                                              (0.01)       0.45        0.04        0.18        0.09
                                                         -------     -------     -------     -------     -------
  Total from investment operations                       $  0.53     $  1.00     $  0.60     $  0.73     $  0.65
                                                         -------     -------     -------     -------     -------
Less distributions declared to shareholders -
 From net investment income                             $  (0.54)   $  (0.55)    $ (0.55)    $ (0.55)    $ (0.55)
 From net realized gain on investments                     (0.03)      (0.13)      (0.09)         --          --
 In excess of net realized gain on investments               --          --          --          --        (0.03)
                                                        --------    --------    --------    --------    --------
  Total distributions declared to shareholders          $  (0.57)    $ (0.68)    $ (0.64)    $ (0.55)    $ (0.58)
                                                        --------    --------    --------    --------    --------
Net asset value - end of period                         $  10.76     $ 10.80     $ 10.48     $ 10.52     $ 10.34
                                                        --------    --------    --------    --------    --------
Total return++                                              5.03%       9.72%       5.82%       7.13%       6.51%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.95%       1.04%       1.10%       1.14%       1.15%
 Net investment income                                      5.04%       5.12%       5.28%       5.18%       5.47%
Portfolio turnover                                            23%         21%         22%         37%         30%
Net assets at end of period (000 Omitted)                $73,851     $75,538     $76,928     $82,484     $83,805

[sec]The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.53     $  0.54          --          --          --
   Ratios (to average net assets):
    Expenses##                                              1.07%       1.11%         --          --          --
    Net investment income                                   4.92%       5.05%         --          --          --

 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
++Total returns for Class A shares do not include the applicable sales charge.
  If the charge had been included, the results would have been lower.


See notes to financial statements.

                                                            Alabama Fund
                                                        ================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                        ================
                                                             (Unaudited)
                                                        ================
                                                                 Class B
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                             $10.76
                                                                  ------
Income from investment operations# -
 Net investment income[sec]                                       $ 0.23
 Net realized and unrealized gain (loss) on
  investments                                                      (0.57)
                                                                  ------
  Total from investment operations                                $(0.34)
                                                                  ------
Less distributions declared to shareholders -
 From net investment income                                       $(0.23)
 From net realized gain on investments                                --
 In excess of net realized gain on investments                        --
                                                                  ------
  Total distributions declared to shareholders                    $(0.23)
                                                                  ------
Net asset value - end of period                                   $10.19
                                                                  ------
Total return                                                       (3.19)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses ##                                                        1.66%+
 Net investment income                                              4.34%+
Portfolio turnover                                                    26%
Net assets at end of period (000 Omitted)                        $11,843
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                          $ 0.22
   Ratios (to average net assets):
    Expenses##                                                      1.83%+
    Net investment income                                           4.17%+
 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
  September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.




                                                                       Year Ended March 31,
                                                    ===========================================================
                                                           1999        1998        1997        1996        1995
                                                    =========== =========== =========== =========== ===========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $10.80     $ 10.48    $ 10.52     $ 10.34     $ 10.27
                                                         -------     -------    -------     -------     -------
Income from investment operations# -
 Net investment income[sec]                              $ 0.46     $  0.47    $  0.47     $  0.46     $  0.47
 Net realized and unrealized gain (loss) on
  investments                                             (0.01)       0.45       0.04        0.18        0.09
                                                         -------     -------    -------     -------     -------
  Total from investment operations                       $  0.45     $ 0.92    $  0.51     $  0.64     $  0.56
                                                         -------     -------    -------     -------     -------
Less distributions declared to shareholders -
 From net investment income                              $(0.46)    $ (0.47)    $ (0.47)    $ (0.46)    $ (0.46)
 From net realized gain on investments                    (0.03)      (0.13)      (0.08)        --          --
 In excess of net realized gain on investments               --          --         --          --       (0.03)
                                                        --------    --------    -------     -------     -------
  Total distributions declared to shareholders           $(0.49)    $ (0.60)    $ (0.55)    $ (0.46)    $ (0.49)
                                                        --------    --------    -------     -------     -------
Net asset value - end of period                          $10.76     $ 10.80     $ 10.48     $ 10.52     $ 10.34
                                                        --------    --------    -------     -------     -------
Total return                                               4.25%       8.91%      4.98%       6.25%       5.64%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses ##                                               1.69%       1.79%      1.90%       1.96%       1.97%
 Net investment income                                     4.29%       4.36%      4.48%       4.34%       4.63%
Portfolio turnover                                           23%         21%        22%         37%         30%
Net assets at end of period (000 Omitted)               $11,452      $8,074     $7,281      $6,139      $4,396

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                $  0.45      $ 0.46         --          --          --
   Ratios (to average net assets):
    Expenses##                                             1.81%       1.86%        --          --          --
    Net investment income                                  4.17%       4.29%        --          --          --
 +Annualized.
++Not annualized.
 #Per share data are based on average shares outstanding.
##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
  September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

                                                          Arkansas Fund
                                                        ===============
                                                             Six Months
                                                                  Ended
                                                          September 30,
                                                                   1999
                                                        ===============
                                                            (Unaudited)
                                                        ===============
                                                                Class A
                                                        ===============
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                          $  10.14
                                                               --------
Income from investment operations# -
 Net investment income[sec]                                    $   0.25
 Net realized and unrealized gain (loss) on
  investments                                                     (0.46)
                                                             ----------
  Total from investment operations                             $  (0.21)
                                                             ----------
Less distributions declared to shareholders -
 From net investment income                                    $  (0.25)
 In excess of net investment income                                  --
 In excess of net realized gain on investments                       --
                                                             ----------
  Total distributions declared to shareholders                 $  (0.25)
                                                             ----------
Net asset value - end of period                                $   9.68
                                                             ----------
Total return++                                                    (2.10)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                        0.74%+
 Net investment income                                             4.99%+
Portfolio turnover                                                    9%
Net assets at end of period (000 Omitted)                      $117,248
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                       $   0.24
   Ratios (to average net assets):
    Expenses##                                                     0.91%+
    Net investment income                                          4.82%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.



                                                                            Year Ended March 31,
                                                    ====================================================================
                                                            1999             1998         1997         1996         1995
                                                    ============ ================ ============ ============ ============
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.18         $   9.72      $  9.75      $  9.66      $  9.69
                                                         --------      ----------      --------     --------     --------
Income from investment operations# -
 Net investment income[sec]                              $  0.50         $   0.50      $  0.50      $  0.50      $  0.53
 Net realized and unrealized gain (loss) on
  investments                                              (0.04)            0.46        (0.03)        0.09         0.02
                                                         --------      ----------      --------     --------     --------
  Total from investment operations                       $  0.46         $   0.96      $  0.47      $  0.59      $  0.55
                                                         --------      ----------      --------     --------     --------
Less distributions declared to shareholders -
 From net investment income                              $ (0.50)        $  (0.50)     $ (0.50)     $ (0.50)     $ (0.53)
 In excess of net investment income                           --            (0.00)+++       --           --           --
 In excess of net realized gain on investments                --               --           --           --        (0.05)
                                                         --------      ----------      --------     --------     --------
  Total distributions declared to shareholders           $ (0.50)        $  (0.50)     $ (0.50)     $ (0.50)     $ (0.58)
                                                         --------      ----------      --------     --------     --------
Net asset value - end of period                          $ 10.14         $  10.18      $  9.72      $  9.75      $  9.66
                                                         --------      ----------      --------     --------     --------
Total return++                                              4.60%           10.06%         4.87%       6.19%        5.90%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.77%            0.85%        0.92%        0.93%        0.75%
 Net investment income                                      4.92%            4.97%        5.14%        5.10%        5.51%
Portfolio turnover                                            12%              15%           9%           6%          24%
Net assets at end of period (000 Omitted)               $124,644         $134,072     $144,263     $172,907     $187,105

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.49         $   0.49              --           --   $  0.52
   Ratios (to average net assets):
    Expenses##                                              0.89%            0.92%              --           --     0.82%
    Net investment income                                   4.80%            4.90%              --           --     5.43%
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
++Total returns for Class A shares do not include the applicable sales charge.
  If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                          Arkansas Fund
                                                        ===============
                                                             Six Months
                                                                  Ended
                                                          September 30,
                                                                   1999
                                                        ===============
                                                            (Unaudited)
                                                        ===============
                                                                Class B
                                                        ===============
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                           $ 10.14
                                                               --------
Income from investment operations# -
 Net investment income[sec]                                     $  0.20
 Net realized and unrealized gain (loss) on
  investments                                                     (0.46)
                                                               --------
  Total from investment operations                             $ (0.26)
                                                               --------
Less distributions declared to shareholders -
 From net investment income                                     $ (0.20)
 In excess of net investment income                                  --
 In excess of net realized gain on investments                       --
                                                               --------
  Total distributions declared to shareholders                  $ (0.20)
                                                               --------
Net asset value - end of period                                 $  9.68
                                                               --------
Total return                                                      (2.54)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                        1.63%+
 Net investment income                                             4.10%+
Portfolio turnover                                                    9%
Net assets at end of period (000 Omitted)                        $9,899
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                        $  0.19
   Ratios (to average net assets):
    Expenses##                                                     1.80%+
    Net investment income                                          3.93%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                         Year Ended March 31,
                                                     =============================================================
                                                            1999             1998       1997       1996       1995
                                                     =========== ================ ========== ========== ==========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.18          $  9.72     $ 9.75     $ 9.65     $ 9.69
                                                         -------         --------     ------     ------     -------
Income from investment operations# -
 Net investment income[sec]                              $  0.43          $  0.42     $ 0.42     $ 0.42     $ 0.42
 Net realized and unrealized gain (loss) on
  investments                                              (0.04)            0.46      (0.03)      0.10       0.01
                                                         -------         --------     ------     ------     -------
  Total from investment operations                       $  0.39          $  0.88     $ 0.39     $ 0.52     $ 0.43
                                                         -------         --------     ------     ------     -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.43)         $ (0.42)    $(0.42)    $(0.42)    $(0.42)
 In excess of net investment income                           --            (0.00)+++     --         --         --
 In excess of net realized gain on investments                --               --         --         --      (0.05)
                                                        --------         --------     ------     ------     -------
  Total distributions declared to shareholders           $ (0.43)         $ (0.42)    $(0.42)    $(0.42)    $(0.47)
                                                        --------         --------     ------     ------     -------
Net asset value - end of period                          $ 10.14          $ 10.18     $ 9.72     $ 9.75     $ 9.65
                                                        --------         --------     ------     ------     -------
Total return                                                3.91%            9.18%      4.05%      5.43%      4.67%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.43%            1.65%      1.71%      1.76%      1.84%
 Net investment income                                      4.26%            4.15%      4.34%      4.27%      4.40%
Portfolio turnover                                            12%              15%         9%         6%        24%
Net assets at end of period (000 Omitted)                $10,609           $7,370     $7,548     $7,950    $ 7,231

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.42          $  0.41         --         --     $ 0.41
   Ratios (to average net assets):
    Expenses##                                              1.55%            1.72%        --         --       1.91%
    Net investment income                                   4.14%            4.08%        --         --       4.33%
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

                                                          California Fund
                                                        =================
                                                               Six Months
                                                                    Ended
                                                            September 30,
                                                                     1999
                                                        =================
                                                              (Unaudited)
                                                        =================
                                                                  Class A
                                                        =================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $   5.89
                                                               ----------
Income from investment operations# -
 Net investment income[sec]                                      $   0.14
 Net realized and unrealized gain (loss) on
 investments                                                        (0.32)
                                                               ----------
  Total from investment operations                               $  (0.18)
                                                               ----------
Less distributions declared to shareholders -
 From net investment income                                      $  (0.14)
 From net realized gain on investments                                 --
 In excess of net investment income                                    --
 In excess of net realized gain on investments                         --
                                                               ----------
  Total distributions declared to shareholders                   $  (0.14)
                                                               ----------
Net asset value - end of period                                  $   5.57
                                                               ----------
  Total return++                                                    (3.08)%++
Ratios (to average net assets)/Supplemental
data[sec]:
 Expenses##                                                          0.53%+
 Net investment income                                               5.01%+
Portfolio turnover                                                     26%
Net assets at end of period (000 Omitted)                        $211,145
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                         $   0.13
   Ratios (to average net assets):
    Expenses##                                                       0.88%+
    Net investment income                                            4.66%+
   +Annualized.
  ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
++Total returns for Class A shares do not include the applicable sales charge.
  If the charge had been included, the results would have been lower.



                                                                      Year Ended March 31,
                                                  ============================================================
                                                              1999         1998         1997              1996
                                                  ================ ============ ============ =================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                     $   5.80      $  5.47      $  5.52          $   5.41
                                                          ----------    --------     --------        ----------
Income from investment operations# -
 Net investment income[sec]                               $   0.29      $  0.29      $  0.30          $   0.30
 Net realized and unrealized gain (loss) on
 investments                                                  0.09         0.33        (0.05)             0.11
                                                          ----------    --------     --------        ----------
  Total from investment operations                        $   0.38      $  0.62      $  0.25          $   0.41
                                                          ----------    --------     --------        ----------
Less distributions declared to shareholders -
 From net investment income                               $  (0.29)     $ (0.29)     $ (0.30)         $  (0.30)
 From net realized gain on investments                         --            --           --                --
 In excess of net investment income                          (0.00)+++       --           --             (0.00)+++
 In excess of net realized gain on investments                 --            --           --                --
                                                          ----------    --------     --------        ----------
  Total distributions declared to shareholders            $  (0.29)      $ (0.29)    $ (0.30)         $  (0.30)
                                                          ----------    --------     --------        ----------
Net asset value - end of period                           $   5.89       $ 5.80      $  5.47          $   5.52
                                                          ----------    --------     --------        ----------
  Total return++                                              6.59%       11.51%        4.55%             7.86%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.60%        0.64%        0.66%             0.66%
 Net investment income                                        4.82%        5.07%        5.36%             5.48%
Portfolio turnover                                              26%          49%          78%               69%
Net assets at end of period (000 Omitted)                 $226,903      $222,421     $232,612         $259,817

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                  $   0.27      $  0.28     $   0.29          $   0.29
   Ratios (to average net assets):
    Expenses##                                                0.77%        0.79%       0.81%              0.81%
    Net investment income                                     4.65%        4.92%       5.21%              5.33%
   +Annualized.
  ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.



                                                         Year Ended March
                                                                      31,
                                                        =================
                                                                     1995
                                                        =================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $   5.47
                                                                ----------
Income from investment operations# -
 Net investment income[sec]                                      $   0.31
 Net realized and unrealized gain (loss) on
 investments                                                        (0.05)
                                                                ----------
  Total from investment operations                               $   0.26
                                                                ----------
Less distributions declared to shareholders -
 From net investment income                                      $  (0.31)
 From net realized gain on investments                                 --
 In excess of net investment income                                 (0.00)+++
 In excess of net realized gain on investments                      (0.01)
                                                                ----------
  Total distributions declared to shareholders                   $  (0.32)
                                                                ----------
Net asset value - end of period                                  $   5.41
                                                                ----------
  Total return++                                                     4.85%
 Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                          0.69%
 Net investment income                                               5.80%
Portfolio turnover                                                     57%
Net assets at end of period (000 Omitted)                        $272,161
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                         $   0.30
   Ratios (to average net assets):
    Expenses##                                                       0.84%
    Net investment income                                            5.65%
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                          California Fund
                                                        =================
                                                               Six Months
                                                                    Ended
                                                            September 30,
                                                                     1999
                                                        =================
                                                              (Unaudited)
                                                        =================
                                                                  Class B
                                                        =================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                             $  5.89
                                                                 ---------
Income from investment operations# -
 Net investment income[sec]                                       $  0.12
 Net realized and unrealized gain (loss) on
 investments                                                        (0.32)
                                                                 ---------
  Total from investment operations                                $ (0.20)
                                                                 ---------
Less distributions declared to shareholders -
 From net investment income                                       $ (0.12)
 From net realized gain on investments                                 --
 In excess of net investment income                                    --
 In excess of net realized gain on investments                         --
                                                                 ---------
  Total distributions declared to shareholders                    $ (0.12)
                                                                 ---------
Net asset value - end of period                                   $  5.57
                                                                 ---------
Total return                                                        (3.46)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                          1.31%+
 Net investment income                                               4.23%+
Portfolio turnover                                                    26%
Net assets at end of period (000 Omitted)                         $62,500
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                          $  0.11
   Ratios (to average net assets):
    Expenses##                                                       1.66%+
    Net investment income                                            3.88%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                        Year Ended March 31,
                                                ====================================================================
                                                            1999        1998        1997             1996       1995
                                                ================ =========== =========== ================ ==========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $  5.80      $ 5.47      $ 5.52          $  5.41     $ 5.47
                                                         ---------   -------     -------         ---------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.24      $ 0.24      $ 0.25          $  0.26     $ 0.25
 Net realized and unrealized gain (loss) on
 investments                                                0.09        0.33       (0.05)            0.11      (0.05)
                                                         ---------   -------     -------         ---------    -------
  Total from investment operations                       $  0.33      $ 0.57      $ 0.20          $  0.37     $ 0.20
                                                         ---------   -------     -------         ---------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.24)     $(0.24)    $ (0.25)         $ (0.26)    $(0.25)
 From net realized gain on investments                        --          --          --               --         --
 In excess of net investment income                        (0.00)+++      --          --            (0.00)+++     --
 In excess of net realized gain on investments                --          --          --               --      (0.01)
                                                         ---------   -------     -------         ---------    -------
  Total distributions declared to shareholders           $ (0.24)     $(0.24)    $ (0.25)         $ (0.26)    $(0.26)
                                                         ---------   -------     -------         ---------    -------
Net asset value - end of period                          $  5.89      $ 5.80      $ 5.47          $  5.52     $ 5.41
                                                         ---------   -------     -------         ---------    -------
Total return                                                5.74%      10.62%       3.64%            6.93%      3.73%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.39%       1.44%       1.54%            1.54%      1.76%
 Net investment income                                      4.02%       4.26%       4.48%            4.59%      4.72%
Portfolio turnover                                            26%         49%         78%              69%        57%
Net assets at end of period (000 Omitted)                $61,458     $43,790     $36,694          $34,675    $29,057

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.22      $ 0.23      $ 0.24          $  0.24     $ 0.04
   Ratios (to average net assets):
    Expenses##                                              1.56%       1.59%       1.69%            1.91%      1.83%
    Net investment income                                   3.85%       4.11%       4.33%            4.57%      4.04%
  +Annualized.
  ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

                                                          California Fund
                                                        =================
                                                               Six Months
                                                                    Ended
                                                            September 30,
                                                                     1999
                                                        =================
                                                              (Unaudited)
                                                        =================
                                                                  Class C
                                                        =================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                             $  5.90
                                                                 ---------
Income from investment operations# -
 Net investment income[sec]                                       $  0.11
 Net realized and unrealized gain (loss) on
 investments                                                        (0.32)
                                                                 ---------
  Total from investment operations                                $ (0.21)
                                                                 ---------
Less distributions declared to shareholders -
 From net investment income                                       $ (0.11)
 In excess of net investment income                                    --
 In excess of net realized gain on investments                         --
                                                                 ---------
  Total distributions declared to shareholders                    $ (0.11)
                                                                 ---------
Net asset value - end of period                                   $  5.58
                                                                 ---------
Total return                                                        (3.51)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                          1.43%+
 Net investment income                                               4.11%+
Portfolio turnover                                                     26%
Net assets at end of period (000 Omitted)                         $10,667
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the
Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                          $  0.11
   Ratios (to average net assets):
    Expenses##                                                       1.78%+
    Net investment income                                            3.76%+
  +Annualized.
 ++Not annualized.

+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                        Year Ended March 31,
                                                ====================================================================
                                                            1999        1998        1997             1996       1995
                                                ================ =========== =========== ================ ==========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $  5.81      $ 5.48      $ 5.53           $ 5.42     $ 5.48
                                                         ---------    -------     -------         --------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.23      $ 0.23      $ 0.24           $ 0.25     $ 0.26
 Net realized and unrealized gain (loss) on
 investments                                                0.09        0.33       (0.05)            0.11      (0.06)
                                                         ---------    -------     -------         --------    -------
  Total from investment operations                       $  0.32      $ 0.56      $ 0.19           $ 0.36     $ 0.20
                                                         ---------    -------     -------         --------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.23)     $(0.23)     $(0.24)          $(0.25)    $(0.25)
 In excess of net investment income                        (0.00)+++      --          --            (0.00)+++     --
 In excess of net realized gain on investments                --          --          --               --      (0.01)
                                                         ---------   -------     -------          --------    -------
  Total distributions declared to shareholders           $ (0.23)     $(0.23)     $(0.24)          $(0.25)    $(0.26)
                                                         ---------   -------     -------          --------    -------
Net asset value - end of period                          $  5.90      $ 5.81      $ 5.48           $ 5.53     $ 5.42
                                                         ---------   -------     -------          --------    -------
Total return                                                5.54%      10.39%       3.51%            6.77%      3.79%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.56%       1.64%       1.66%            1.67%      1.69%
 Net investment income                                      3.84%       4.08%       4.37%            4.47%      4.79%
Portfolio turnover                                            26%         49%         78%              69%        57%
Net assets at end of period (000 Omitted)                $10,178     $ 4,396      $3,856           $4,353     $3,858

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.21      $ 0.22      $ 0.23           $ 0.24     $ 0.25
   Ratios (to average net assets):
    Expenses##                                              1.74%       1.79%       1.81%            1.82%      1.84%
    Net investment income                                   3.66%       3.93%       4.22%            4.32%      4.64%
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

                                                            Florida Fund
========================================================================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                        ================
                                                             (Unaudited)
                                                        ================
                                                                 Class A
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $ 10.12
                                                                ---------
Income from investment operations# -
 Net investment income[sec]                                      $  0.25
 Net realized and unrealized gain (loss) on
  investments                                                      (0.56)
                                                                ---------
  Total from investment operations                               $ (0.31)
                                                                ---------
Less distributions declared to shareholders -
 From net investment income                                      $ (0.25)
 From net realized gain on investments                                --
 In excess of net investment income                                   --
 In excess of net realized gain on investments                        --
                                                                ---------
  Total distributions declared to shareholders                   $ (0.25)
                                                                ---------
Net asset value - end of period                                  $  9.56
                                                                ---------
Total return++                                                     (3.10)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         0.68%+
 Net investment income                                              5.04%+
Portfolio turnover                                                    27%
Net assets at end of period (000 Omitted)                        $66,542
 [sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                         $  0.24
   Ratios (to average net assets):
    Expenses##                                                      0.85%+
    Net investment income                                           4.87%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For the fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction to this expense offset arrangement.
++Total returns for Class A shares do not include the applicable sales charge.
  If the charge had been included, the results would have been lower.



                                                                          Year Ended March 31,
                                                     ==============================================================
                                                            1999        1998       1997             1996       1995
                                                     =========== =========== ========== ================ ==========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.10     $  9.64     $ 9.82          $  9.60     $ 9.65
                                                         -------     -------     -------        ---------   -------
Income from investment operations# -
 Net investment income[sec]                              $  0.50     $  0.50     $ 0.51          $  0.52     $ 0.54
 Net realized and unrealized gain (loss) on
  investments                                               0.02        0.46      (0.18)            0.22       0.02
                                                         -------     -------     -------        ---------   -------
  Total from investment operations                       $  0.52     $  0.96     $ 0.33          $  0.74     $ 0.56
                                                         -------     -------     -------        ---------   -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.50)    $ (0.50)    $(0.51)         $ (0.52)    $(0.54)
 From net realized gain on investments                        --          --         --               --      (0.04)
 In excess of net investment income                           --          --         --            (0.00)+++     --
 In excess of net realized gain on investments                --          --         --               --      (0.03)
                                                        --------    --------     -------        ---------   -------
  Total distributions declared to shareholders           $ (0.50)    $ (0.50)    $(0.51)         $ (0.52)    $(0.61)
                                                        --------    --------     -------        ---------   -------
Net asset value - end of period                          $ 10.12     $ 10.10     $ 9.64          $  9.82     $ 9.60
                                                        --------    --------     -------        ---------   -------
Total return++                                              5.25%      10.16%      3.43%            7.81%      6.07%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.69%       0.78%      0.86%            0.86%      0.60%
 Net investment income                                      4.96%       5.03%      5.26%            5.26%      5.75%
Portfolio turnover                                            23%         14%        24%              56%       131%
Net assets at end of period (000 Omitted)                $77,628     $77,711    $80,342          $87,553    $89,894

[sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.49     $  0.49         --          $  0.52     $ 0.52
   Ratios (to average net assets):
    Expenses##                                              0.81%       0.85%        --             0.90%      0.83%
    Net investment income                                   4.84%       4.96%        --             5.22%      5.52%
   +Annualized.
  ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For the fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction to this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                            Florida Fund
                                                        ================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                        ================
                                                             (Unaudited)
                                                        ================
                                                                 Class B
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $ 10.11
                                                                ---------
Income from investment operations# -
 Net investment income[sec]                                      $  0.21
 Net realized and unrealized gain (loss) on
  investments                                                      (0.55)
                                                                ---------
  Total from investment operations                               $ (0.34)
                                                                ---------
Less distributions declared to shareholders -
 From net investment income                                      $ (0.21)
 From net realized gain on investments                                --
 In excess of net investment income                                   --
 In excess of net realized gain on investments                        --
                                                                ---------
  Total distributions declared to shareholders                   $ (0.21)
                                                                ---------
Net asset value - end of period                                  $  9.56
                                                                ---------
Total return                                                       (3.40)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         1.49%+
 Net investment income                                              4.24%+
Portfolio turnover                                                    27%
Net assets at end of period (000 Omitted)                        $21,018
 [sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                         $  0.20
   Ratios (to average net assets):
    Expenses##                                                      1.66%+
    Net investment income                                           4.07%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction to this expense offset arrangement.



                                                                          Year Ended March 31,
                                                     ==============================================================
                                                            1999        1998       1997             1996       1995
                                                     =========== =========== ========== ================ ==========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.09     $  9.64     $ 9.82          $  9.60     $ 9.64
                                                         -------     -------     -------        ---------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.42     $  0.42     $ 0.43          $  0.43     $ 0.43
 Net realized and unrealized gain (loss) on
  investments                                               0.02        0.45      (0.18)            0.22       0.04
                                                         -------     -------     -------        ---------    -------
  Total from investment operations                       $  0.44     $  0.87     $ 0.25          $  0.65     $ 0.47
                                                         -------     -------     -------        ---------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.42)    $ (0.42)    $(0.43)         $ (0.43)    $(0.44)
 From net realized gain on investments                        --          --         --               --      (0.04)
 In excess of net investment income                           --          --         --            (0.00)+++     --
 In excess of net realized gain on investments                --          --         --               --      (0.03)
                                                        --------    --------     -------        ---------    -------
  Total distributions declared to shareholders           $ (0.42)    $ (0.42)    $(0.43)         $ (0.43)    $(0.51)
                                                        --------    --------     -------        ---------    -------
Net asset value - end of period                          $ 10.11     $ 10.09     $ 9.64          $  9.82     $ 9.60
                                                        --------    --------     -------        ---------    -------
Total return                                                4.42%       9.18%      2.56%            6.88%      5.06%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.49%       1.58%      1.72%            1.74%      1.68%
 Net investment income                                      4.16%       4.22%      4.40%            4.36%      4.63%
Portfolio turnover                                            23%         14%        24%              56%       131%
Net assets at end of period (000 Omitted)                $20,813     $16,719     $14,701         $14,448    $12,667

[sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If this fee had been incurred by the Fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                 $  0.41     $  0.41         --          $  0.43     $ 0.41
   Ratios (to average net assets):
    Expenses##                                              1.61%       1.65%        --             1.78%      1.91%
    Net investment income                                   4.04%       4.15%        --             4.33%      4.40%
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction to this expense offset arrangement.

See notes to financial statements.

                                                        ----------------
                                                            Georgia Fund
                                                        ================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                             (Unaudited)
                                                        ================
                                                                 Class A
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $ 10.93
                                                                ---------
Income from investment operations# -
 Net investment income[sec]                                         0.26
 Net realized and unrealized gain (loss) on
  investments                                                      (0.58)
                                                                ---------
  Total from investment operations                               $ (0.32)
                                                                ---------
Less distributions declared to shareholders -
 From net investment income                                      $ (0.26)
 From net realized gain on investments                                --
 In excess of net investment income                                   --
 In excess of net realized gain on investments                        --
                                                                ---------
  Total distributions declared to shareholders                   $ (0.26)
                                                                ---------
Net asset value - end of period                                  $ 10.35
                                                                ---------
Total return++                                                     (2.97)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         0.95%+
 Net investment income                                              4.85%+
Portfolio turnover 26% Net assets at end of period (000 Omitted) $51,770
[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                         $  0.25
   Ratios (to average net assets):
    Expenses##                                                      1.12%+
    Net investment income                                           4.68%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.



                                                ---------------------------------------------------------------------
                                                                        Year Ended March 31,
                                                =====================================================================
                                                            1999        1998        1997             1996        1995
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.95     $ 10.38     $ 10.47          $ 10.35     $ 10.38
                                                         ---------   -------     -------         ---------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.55     $  0.56     $  0.56          $  0.54     $  0.57
 Net realized and unrealized gain (loss) on
  investments                                              (0.02)       0.56       (0.10)            0.12          --
                                                         ---------   -------     -------         ---------    -------
  Total from investment operations                       $  0.53     $  1.12     $  0.46          $  0.66     $  0.57
                                                         ---------   -------     -------         ---------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.55)    $ (0.55)    $ (0.55)         $ (0.54)    $ (0.56)
 From net realized gain on investments                        --          --          --               --       (0.01)
 In excess of net investment income                        (0.00)+++      --          --            (0.00)+++      --
 In excess of net realized gain on investments                --          --          --               --       (0.03)
                                                         ---------   -------    --------         ---------    -------
  Total distributions declared to shareholders           $ (0.55)    $ (0.55)    $ (0.55)         $ (0.54)    $ (0.60)
                                                         ---------   -------    --------         ---------    -------
Net asset value - end of period                          $ 10.93     $ 10.95     $ 10.38          $ 10.47     $ 10.35
                                                         ---------   -------    --------         ---------    -------
Total return++                                              4.09%      11.02%       4.47%            6.48%       5.65%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.97%       1.03%       1.03%            1.17%       1.14%
 Net investment income                                      4.97%       5.14%       5.34%            5.11%       5.50%
Portfolio turnover                                            35%         18%         27%              65%         56%
Net assets at end of period (000 Omitted)                $56,886     $59,546     $59,843          $68,183     $74,432

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
income per share and the ratios would have been:
   Net investment income                                 $  0.54     $  0.55     $  0.55          $  0.53     $  0.56
   Ratios (to average net assets):
    Expenses##                                              1.09%       1.13%       1.10%            1.27%       1.24%
    Net investment income                                   4.85%       5.04%       5.27%            5.01%       5.40%
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                            Georgia Fund
                                                        ================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                        ================
                                                             (Unaudited)
                                                        ================
                                                                 Class B
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $ 10.93
                                                                ---------
Income from investment operations# -
 Net investment income[sec]                                      $  0.22
 Net realized and unrealized gain (loss) on
  investments                                                      (0.58)
                                                                ---------
  Total from investment operations                               $ (0.36)
                                                                ---------
Less distributions declared to shareholders -
 From net investment income                                      $ (0.22)
 From net realized gain on investments                                --
 In excess of net investment income                                   --
 In excess of net realized gain on investments                        --
                                                                ---------
  Total distributions declared to shareholders                   $ (0.22)
                                                                ---------
Net asset value - end of period                                  $ 10.35
                                                                ---------
Total return                                                       (3.43)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         1.70%+
 Net investment income                                              4.10%+
Portfolio turnover 26% Net assets at end of period (000 Omitted) $15,176
[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                         $  0.21
   Ratios (to average net assets)
    Expenses##                                                      1.87%+
    Net investment income                                           3.93%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
See notes to financial statements.



                                                                        Year Ended March 31,
                                                =====================================================================
                                                            1999        1998        1997             1996        1995
                                                ================ =========== =========== ================ ===========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.95     $ 10.38     $ 10.47          $ 10.36     $ 10.38
                                                         ---------   -------     -------          --------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.47     $  0.48     $  0.47          $  0.45     $  0.47
 Net realized and unrealized gain (loss) on
  investments                                              (0.02)       0.56       (0.09)            0.12        0.02
                                                         ---------   -------     -------          --------    -------
  Total from investment operations                       $  0.45     $  1.04     $  0.38          $  0.57     $  0.49
                                                         ---------   -------     -------          --------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.47)    $ (0.47)    $ (0.47)         $ (0.46)    $ (0.47)
 From net realized gain on investments                       --           --          --               --       (0.01)
 In excess of net investment income                        (0.00)+++      --          --            (0.00)+++      --
 In excess of net realized gain on investments               --           --          --               --       (0.03)
                                                         ---------   --------    --------        --------     -------
  Total distributions declared to shareholders           $ (0.47)    $ (0.47)    $ (0.47)         $ (0.46)    $ (0.51)
                                                         ---------   --------    --------        --------     -------
Net asset value - end of period                          $ 10.93     $ 10.95     $ 10.38          $ 10.47     $ 10.36
                                                         ---------   --------    --------        --------     -------
Total return                                                4.22%      10.19%       3.63%            5.52%       4.88%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.72%       1.77%       1.83%            2.00%       1.96%
 Net investment income                                      4.22%       4.39%       4.53%            4.27%       4.66%
Portfolio turnover                                            35%         18%         27%              65%         56%
Net assets at end of period (000 Omitted)                $14,591     $10,871     $ 9,995          $10,205      $8,695

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
income per share and the ratios would have been:
   Net investment income                                 $  0.45     $  0.47     $  0.47               --          --
   Ratios (to average net assets)
    Expenses##                                              1.84%       1.87%       1.90%              --          --
    Net investment income                                   4.10%       4.29%       4.46%              --          --
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
See notes to financial statements.

                                                           Maryland Fund
                                                        ================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                        ================
                                                             (Unaudited)
                                                        ================
                                                                 Class A
                                                        ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                           $  11.49
                                                               ----------
Income from investment operations# -
 Net investment income[sec]                                     $   0.26
 Net realized and unrealized gain (loss) on
  investments                                                      (0.60)
                                                               ----------
  Total from investment operations                              $  (0.34)
                                                               ----------
Less distributions declared to shareholders -
 From net investment income                                     $  (0.26)
 In excess of net investment income                                   --
 In excess of net realized gain on investments                        --
                                                               ----------
  Total distributions declared to shareholders                  $  (0.26)
                                                               ----------
Net asset value - end of period                                 $  10.89
                                                               ----------
Total return++                                                     (2.98)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         0.99%+
 Net investment income                                              4.65%+
Portfolio turnover 14% Net assets at end of period (000 Omitted)$121,773
[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                        $   0.25
   Ratios (to average net assets):
    Expenses##                                                      1.16%+
    Net investment income                                           4.48%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.
See notes to financial statements.



                                                                           Year Ended March 31,
                                                    ===================================================================
                                                            1999         1998         1997        1996             1995
                                                    ============ ============ ============ =========== ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 11.47      $ 10.89      $ 11.04     $ 10.94         $  10.89
                                                         --------     --------     --------    --------        ---------
Income from investment operations# -
 Net investment income[sec]                              $  0.54      $  0.54      $  0.57     $  0.57         $   0.59
 Net realized and unrealized gain (loss) on
  investments                                               0.02         0.59        (0.16)       0.09             0.09
                                                         --------     --------     --------    --------        ---------
  Total from investment operations                       $  0.56      $  1.13      $  0.41     $  0.66         $   0.68
                                                         --------     --------     --------    --------        ---------
Less distributions declared to shareholders -
 From net investment income                              $ (0.54)    $  (0.54)    $  (0.56)    $ (0.56)        $  (0.59)
 In excess of net investment income                           --        (0.01)          --          --            (0.00)+++
 In excess of net realized gain on investments                --           --           --          --            (0.04)
                                                         --------     --------     --------    --------        ---------
  Total distributions declared to shareholders           $ (0.54)    $  (0.55)    $  (0.56)    $ (0.56)        $  (0.63)
                                                         --------     --------     --------    --------        ---------
Net asset value - end of period                          $ 11.49      $ 11.47      $ 10.89     $ 11.04         $  10.94
                                                         --------     --------     --------    --------        ---------
Total return++                                              4.94%       10.57%        3.75%       6.17%            6.51%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.03%        1.09%        1.12%       1.19%            1.21%
 Net investment income                                      4.67%        4.79%        5.21%       5.10%            5.46%
Portfolio turnover                                            14%          21%          22%         15%             31%
Net assets at end of period (000 Omitted)               $131,261     $126,018     $126,405    $139,297         $145,361

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                 $  0.53      $  0.53      $  0.57          --               --
   Ratios (to average net assets):
    Expenses##                                              1.15%        1.19%        1.19%         --               --
    Net investment income                                   4.55%        4.69%        5.14%         --               --
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.
See notes to financial statements.

                                                          Maryland Fund
                                                        ===============
                                                             Six Months
                                                                  Ended
                                                          September 30,
                                                                   1999
                                                        ===============
                                                            (Unaudited)
                                                        ===============
                                                                Class B
                                                        ===============
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                           $ 11.48
                                                               ---------
Income from investment operations# -
 Net investment income[sec]                                     $  0.22
 Net realized and unrealized gain (loss) on
  investments                                                     (0.60)
                                                               ---------
  Total from investment operations                              $ (0.38)
                                                               ---------
Less distributions declared to shareholders -
 From net investment income                                     $ (0.22)
 In excess of net investment income                                  --
 In excess of net realized gain on investments                       --
                                                               ---------
  Total distributions declared to shareholders                  $ (0.22)
                                                               ---------
Net asset value - end of period                                 $ 10.88
                                                               ---------
Total return                                                      (3.30)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                        1.64%+
 Net investment income                                             4.00%+
Portfolio turnover 14% Net assets at end of period (000 Omitted)$28,815
[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                        $  0.21
   Ratios (to average net assets):
    Expenses##                                                     1.81%+
    Net investment income                                          3.83%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
See notes to financial statements.



                                                                           Year Ended March 31,
                                                     ================================================================
                                                            1999        1998        1997        1996             1995
                                                     =========== =========== =========== =========== ================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 11.47     $ 10.88     $ 11.03     $ 10.93          $ 10.88
                                                         -------     -------     -------     -------          --------
Income from investment operations# -
 Net investment income[sec]                              $  0.45     $  0.47     $  0.50     $  0.48          $  0.51
 Net realized and unrealized gain (loss) on
  investments                                               0.02        0.60       (0.17)       0.10             0.09
                                                         -------     -------     -------     -------          --------
  Total from investment operations                       $  0.47     $  1.07     $  0.33     $  0.58          $  0.60
                                                         -------     -------     -------     -------          --------
Less distributions declared to shareholders -
 From net investment income                              $ (0.46)    $ (0.47)    $ (0.48)    $ (0.48)         $ (0.51)
 In excess of net investment income                           --       (0.01)         --          --            (0.00)+++
 In excess of net realized gain on investments                --          --          --          --            (0.04)
                                                         -------    --------    --------    --------          --------
  Total distributions declared to shareholders           $ (0.46)    $ (0.48)    $ (0.48)    $ (0.48)         $ (0.55)
                                                         -------    --------    --------    --------          --------
Net asset value - end of period                          $ 11.48     $ 11.47     $ 10.88     $ 11.03          $ 10.93
                                                         -------    --------    --------    --------          --------
Total return                                                4.18%       9.96%       3.03%       5.41%            5.75%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.68%       1.74%       1.82%       1.91%            1.93%
 Net investment income                                      4.01%       4.12%       4.50%       4.36%            4.73%
Portfolio turnover                                            14%         21%         22%         15%              31%
Net assets at end of period (000 Omitted)                $28,902     $21,622     $17,379     $13,694          $11,168

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                 $  0.45     $  0.46     $  0.49          --               --
   Ratios (to average net assets):
    Expenses##                                              1.80%       1.84%       1.89%         --               --
    Net investment income                                   3.89%       4.02%       4.43%         --               --
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
See notes to financial statements.

                                                       Massachusetts Fund
                                                       =================
                                                               Six Months
                                                                    Ended
                                                            September 30,
                                                                     1999
                                                       ==================
                                                              (Unaudited)
                                                       ==================
                                                                  Class A
                                                       ==================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $  11.35
                                                                ----------
Income from investment operations# -
 Net investment income[sec]                                      $   0.28
 Net realized and unrealized gain (loss) on
  investments                                                       (0.63)
                                                                ----------
  Total from investment operations                               $  (0.35)
                                                                ----------
Less distributions declared to shareholders -
 From net investment income                                      $  (0.28)
 From net realized gain on investments                                 --
 In excess of net investment income                                    --
 In excess of net realized gain on investments                         --
                                                                ----------
  Total distributions declared to shareholders                   $  (0.28)
                                                                ----------
Net asset value - end of period                                  $  10.72
                                                                ----------
Total return++                                                      (3.13)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                          0.97%+
 Net investment income                                               5.09%+
Portfolio turnover 16% Net assets at end of period (000 Omitted) $223,540
[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                         $   0.27
   Ratios (to average net assets):
    Expenses##                                                       1.14%+
    Net investment income                                            4.92%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.
See notes to financial statements.



                                                                             Year Ended March 31,
                                                    =======================================================================
                                                            1999             1998         1997             1996        1995
                                                    ============ ================ ============ ================ ===========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 11.34         $  10.86      $ 10.98         $  10.84     $ 10.90
                                                         --------      ----------      --------        ---------    --------
Income from investment operations# -
 Net investment income[sec]                              $  0.58         $   0.58      $  0.61         $   0.60     $  0.64
 Net realized and unrealized gain (loss) on
  investments                                              (0.01)            0.48        (0.14)            0.14      (0.03)
                                                         --------      ----------      --------        ---------    --------
  Total from investment operations                       $  0.57         $   1.06      $  0.47         $   0.74     $  0.61
                                                         --------      ----------      --------        ---------    --------
Less distributions declared to shareholders -
 From net investment income                              $ (0.56)        $  (0.58)     $ (0.59)        $  (0.60)    $ (0.64)
 From net realized gain on investments                        --               --           --               --       (0.02)
 In excess of net investment income                           --            (0.00)+++       --            (0.00)+++      --
 In excess of net realized gain on investments                --               --           --               --       (0.01)
                                                         --------      ----------      --------        ---------    --------
  Total distributions declared to shareholders           $ (0.56)        $  (0.58)     $ (0.59)        $  (0.60)    $ (0.67)
                                                         --------      ----------      --------        ---------    --------
Net asset value - end of period                          $ 11.35         $  11.34      $ 10.86         $  10.98     $ 10.84
                                                         --------      ----------      --------        ---------    --------
Total return++                                              5.11%            9.99%        4.39%            6.95%       5.89%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.00%            1.06%        1.12%            1.17%       1.17%
 Net investment income                                      5.08%            5.18%        5.55%            5.44%       6.01%
Portfolio turnover                                            28%              24%          33%              31%         31%
Net assets at end of period (000 Omitted)               $239,980         $237,861     $234,874         $249,497    $262,551

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
income per share and the ratios would have been:
   Net investment income                                 $  0.57         $   0.57      $  0.60               --          --
   Ratios (to average net assets):
    Expenses##                                              1.12%            1.16%        1.19%              --          --
    Net investment income                                   4.96%            5.08%        5.48%              --          --
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
 ++Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.
See notes to financial statements.

                                                      Massachusetts Fund
                                                      ==================
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                      ==================
                                                             (Unaudited)
                                                      ==================
                                                                 Class B
                                                      ==================
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                            $ 11.35
                                                                ---------
Income from investment operations# -
 Net investment income[sec]                                      $  0.25
 Net realized and unrealized gain (loss) on
  investments                                                      (0.63)
                                                                ---------
  Total from investment operations                               $ (0.38)
                                                                ---------
Less distributions declared to shareholders -
 From net investment income                                      $ (0.24)
 From net realized gain on investments                                --
 In excess of net investment income                                   --
 In excess of net realized gain on investments                        --
                                                                ---------
  Total distributions declared to shareholders                   $ (0.24)
                                                                ---------
Net asset value - end of period                                  $ 10.73
                                                                ---------
Total return                                                       (3.44)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         1.62%+
 Net investment income                                              4.44%+
Portfolio turnover 16% Net assets at end of period (000 Omitted) $26,221
[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
   Net investment income                                         $  0.24
   Ratios (to average net assets):
    Expenses##                                                      1.79%+
    Net investment income                                           4.27%+
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
See notes to financial statements.



                                                                             Year Ended March 31,
                                                     =====================================================================
                                                            1999             1998        1997             1996        1995
                                                     =========== ================ =========== ================ ===========
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 11.35          $ 10.87     $ 10.99          $ 10.84     $ 10.90
                                                         -------         ---------    -------          --------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.50          $  0.51     $  0.53          $  0.52     $  0.55
 Net realized and unrealized gain (loss) on
  investments                                              (0.01)            0.48       (0.13)            0.15       (0.02)
                                                         -------         ---------    -------          --------    -------
  Total from investment operations                       $  0.49          $  0.99     $  0.40          $  0.67     $  0.53
                                                         -------         ---------    -------          --------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.49)         $ (0.51)    $ (0.52)         $ (0.52)    $ (0.56)
 From net realized gain on investments                        --               --          --               --       (0.02)
 In excess of net investment income                           --            (0.00)+++      --            (0.00)+++      --
 In excess of net realized gain on investments                --               --          --               --       (0.01)
                                                        --------         ---------    --------         --------    -------
  Total distributions declared to shareholders           $ (0.49)         $ (0.51)    $ (0.52)         $ (0.52)    $ (0.59)
                                                        --------         ---------    --------         --------    -------
Net asset value - end of period                          $ 11.35          $ 11.35     $ 10.87          $ 10.99     $ 10.84
                                                        --------         ---------    --------         --------    -------
Total return                                                4.43%            9.25%       3.66%            6.27%       5.13%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.64%            1.71%       1.81%            1.90%       1.89%
 Net investment income                                      4.43%            4.52%       4.81%            4.71%       5.27%
Portfolio turnover                                            28%              24%         33%              51%         31%
Net assets at end of period (000 Omitted)                $25,616          $18,750     $15,204          $11,316      $8,676

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment
income per share and the ratios would have been:
   Net investment income                                 $  0.49          $  0.50     $  0.52               --          --
   Ratios (to average net assets):
    Expenses##                                              1.76%            1.81%       1.88%              --          --
    Net investment income                                   4.31%            4.42%       4.74%              --          --
  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
  #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1,
   1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
See notes to financial statements.

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a nondiversified series of the MFS Municipal Series Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.


(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each Fund invests primarily in the securities of a single state and its political subdivisions, each Fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Trustees.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Trust's custody fee is calculated as a percentage of each Funds' month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At March 31, 1999, the following Funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                      Arkansas     California         Florida       Georgia       Maryland    Massachusetts
Expiration Date           Fund           Fund            Fund          Fund           Fund             Fund
===========================================================================================================
March 31, 2003       $       --     $4,804,665     $4,864,669      $     --      $       --      $1,413,006
March 31, 2004        6,486,073        403,290             --       778,520       2,525,623       1,732,935
March 31, 2005          215,971        588,165      1,290,661            --       1,055,172         405,183
March 31, 2006               --             --        781,761            --              --              --
March 31, 2007               --             --             --            --              --         242,062
                    -----------     ----------     ----------     ---------     -----------      ----------
 Total               $6,702,044     $5,796,120     $6,937,091      $778,520      $3,580,795      $3,793,186
                    -----------     ----------     ----------     ---------     -----------      ----------

Multiple Classes of Shares of Beneficial Interest - Each Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.


(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the each Fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee with respect to each Fund, which is reflected as a reduction of expenses in the Statement of Operations.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the six months ended September 30, 1999, is a net periodic pension expense for each Fund, as follows:

 Alabama       Arkansas     California     Florida     Georgia     Maryland    Massachusetts
    Fund           Fund           Fund        Fund        Fund         Fund             Fund
============================================================================================
     $93         $2,915         $3,107      $2,917      $2,799       $2,982           $3,024

Administrator - The Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee at the following annual percentages of each Fund's average daily net assets:

                         First $1 billion                              0.0150%
                         Next $1 billion                               0.0125%
                         Next $1 billion                               0.0100%
                         In excess of $3 billion                       0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,679, $17,352, $37,349, $13,252, $5,609, $23,073, and $31,295 for the six
months ended September 30, 1999, as its portion of the sales charge on sales of Class A shares of the Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts Funds, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:


Each Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $3,519, $2,657, $4,827, $2,594, $9,865, and $37,841 for the Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts Funds, respectively, for the six months ended September 30, 1999. Fees incurred under the distribution plan during the six months ended September 30, 1999, were 0.25%, 0.10%, 0.10 %, 0.00%, 0.25%, 0.35%, and 0.35% of each Fund's average daily net assets attributable to Class A shares on an annualized basis for Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts Funds, respectively. Payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine for the Alabama, Arkansas, California, Florida, and Georgia Funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the Trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each Fund; payment of the remaining portion of the Class A service fee will become payable on such date as the Trustees of the Trust may determine.

Each Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $490, $397, $4,298, $1,125, $1,085, and $575 for the Alabama,
Arkansas, California, Georgia, Maryland, and Massachusetts Funds, respectively, for Class B shares, for the six months ended September 30, 1999. MFS retained no service fees for accounts not attributable to a securities dealer with respect to California Fund Class C shares for the six months ended September 30, 1999. Fees incurred under the distribution plan during the six months ended September 30, 1999, were 1.00%, 0.99%, 0.88%, 0.81%, 1.00%, 1.00%, and 1.00% of each
Fund's average daily net assets attributable to Class B shares for Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts Funds, respectively, on an annualized basis. Fees incurred under the distribution plan during the six months ended September 30, 1999, were 1.00% of the California Fund's average daily net assets attributable to Class C shares of the California Fund on an annualized basis. Except in the case of the 0.25% per annum first year Class B service fee, payment of the Class B service fee by the Florida Fund will be suspended until such date as the Trustees of the Trust may determine. In the case of the Arkansas and California Funds, except in the case of the 0.25% per annum first year Class B service fee is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemption's of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 1999, for Class A, Class B, and Class C shares, were as follows.

                  Alabama    Arkansas     California      Florida     Georgia    Maryland   Massachusetts
CDSC imposed         Fund        Fund           Fund         Fund        Fund        Fund            Fund
============================================================================================================
Class A             $  --       $  --        $ 2,127      $ 4,897       $  --     $   855         $ 9,382
Class B            18,917      17,593         78,210       51,930      20,174      27,493          40,440
Class C                --          --          2,516           --          --          --              --

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.10%.


(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, and short-term obligations were as follows (000 Omitted):

               Alabama    Arkansas     California      Florida     Georgia    Maryland   Massachusetts
                  Fund        Fund           Fund         Fund        Fund        Fund            Fund
=========================================================================================================
Purchases      $25,084     $11,332        $78,970      $24,935     $18,182     $21,707         $39,152
Sales           22,501      14,514         74,423       27,667      17,398      24,314          41,742

The cost and unrealized appreciation and depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows (000's Omitted):

                                  Alabama     Arkansas   California     Florida     Georgia     Maryland  Massachusetts
                                     Fund         Fund         Fund        Fund        Fund         Fund           Fund
==========================================================================================================================
Aggregate cost                   $ 84,186     $121,556     $276,273    $ 85,414    $ 64,911     $144,840       $243,123
                                 --------     --------     --------    --------    --------     --------       --------
Gross unrealized appreciation    $  3,031     $  5,565     $ 14,001    $  3,504    $  2,734     $  5,974       $ 11,435
Gross unrealized depreciation      (2,088)      (1,450)      (6,545)     (1,698)     (1,793)      (2,139)        (5,186)
                                 --------     --------     --------    --------    --------     --------       --------
Net unrealized appreciation      $    943     $  4,115     $  7,456    $  1,806    $    941     $  3,835       $  6,249
                                 --------     --------     --------    --------    --------     --------       --------

(5) Shares of Beneficial Interest

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                                                  Alabama Fund
Class A Shares                                      ==========================
Six Months Ended September 30, 1999 (000 Omitted)      Shares       Amount
=================================================== ============ =============
Shares sold                                              569       $  6,065
Shares issued to shareholders in reinvestment
 of distributions                                         82            851
Shares reacquired                                       (324)        (3,398)
                                                        ----       --------
 Net increase (decrease)                                 327       $  3,518
                                                        ----       --------
Year Ended March 31, 1999 (000 Omitted)                Shares       Amount
===========================================================================
Shares sold                                              350       $  3,786
Shares issued to shareholders in reinvestment
 of distributions                                        147          1,585
Shares reacquired                                       (626)        (6,769)
                                                       -----       --------
 Net increase (decrease)                                (129)      $ (1,398)
                                                       -----       --------



                                                          Arkansas Fund             California Fund
Class A Shares                                      ========================== =========================
Six Months Ended September 30, 1999 (000 Omitted)         Shares        Amount       Shares       Amount
=================================================== ============ ============= ============ ============
Shares sold                                               400      $   3,941       2,173     $  12,536
Shares issued to shareholders in reinvestment
 of distributions                                         139          1,369         435         2,477
Shares reacquired                                        (714)        (7,077)     (3,222)      (18,383)
                                                         ----      ---------      ------     ---------
 Net increase (decrease)                                 (175)     $  (1,767)       (614)    $  (3,370)
                                                         ----      ---------      ------     ---------
Year Ended March 31, 1999 (000 Omitted)                Shares       Amount        Shares       Amount
===================================================    ======      =========      ======     =========
Shares sold                                               645      $   6,578       9,249     $  54,429
Shares issued to shareholders in reinvestment
 of distributions                                         287          2,920         805         4,733
Shares reacquired                                      (1,805)       (18,400)     (9,889)      (58,042)
                                                       ------      ---------      ------     ---------
 Net increase (decrease)                                 (873)     $  (8,902)        165     $   1,120
                                                       ------      ---------      ------     ---------


                                                                Florida Fund
                                                    ========================
Six Months Ended September 30, 1999 (000 Omitted)       Shares       Amount
============================================================================
Shares sold                                               387      $   3,813
Shares issued to shareholders in reinvestment
 of distributions                                          76            741
Shares reacquired                                      (1,177)       (11,426)
                                                       ------      ---------
 Net decrease                                            (714)     $  (6,872)
                                                       ------      ---------
Year Ended March 31, 1999 (000 Omitted)                 Shares       Amount
============================================================================
Shares sold                                             1,787      $  18,187
Shares issued to shareholders in reinvestment
 of distributions                                         144          1,465
Shares reacquired                                      (1,954)       (19,860)
                                                       ------      ---------
 Net increase (decrease)                                  (23)     $    (208)
                                                       ------      ---------



                                                           Georgia Fund             Maryland Fund
                                                    ========================== =======================
Six Months Ended September 30, 1999 (000 Omitted)      Shares        Amount       Shares      Amount
======================================================================================================
Shares sold                                              102       $  1,089         384      $   4,295
Shares issued to shareholders in reinvestment
 of distributions                                         65            691         138          1,537
Shares reacquired                                       (369)        (3,916)       (767)        (8,546)
                                                        ----       --------        ----      ---------
 Net decrease                                           (202)      $ (2,136)       (245)     $  (2,714)
                                                        ----       --------        ----      ---------
Year Ended March 31, 1999 (000 Omitted)                Shares        Amount       Shares       Amount
======================================================================================================
Shares sold                                              446       $  4,905       1,116      $  12,890
Shares issued to shareholders in reinvestment
 of distributions                                        140          1,543         276          3,173
Shares reacquired                                       (821)        (9,029)       (950)       (10,972)
                                                       -----       --------       -----      ---------
 Net increase (decrease)                                (235)      $ (2,581)        442      $   5,091
                                                       -----       --------       -----      ---------


                                                              Massachusetts Fund
                                                      ==========================
Six Months Ended September 30, 1999 (000 Omitted)        Shares         Amount
===================================================   =============   ==========
Shares sold                                                  944       $  10,420
Shares issued to shareholders in reinvestment
 of distributions                                            243           2,676
Shares reacquired                                         (1,481)        (16,332)
                                                          ------       ---------
 Net decrease                                               (294)      $  (3,236)
                                                          ------       ---------
Year Ended March 31, 1999 (000 Omitted)                   Shares         Amount
===================================================      =======       =========
Shares sold                                                3,151       $  35,768
Shares issued to shareholders in reinvestment
 of distributions                                            478           5,440
Shares reacquired                                         (3,449)        (39,192)
                                                         -------       ---------
 Net increase                                                180       $   2,016
                                                         -------       ---------

                                                                 Alabama Fund
Class B Shares                                      =========================
Six Months Ended September 30, 1999 (000 Omitted)       Shares        Amount
=============================================================================
Shares sold                                               177        $ 1,872
Shares issued to shareholders in reinvestment
 of distributions                                          12            127
Shares reacquired                                         (92)          (957)
                                                          ---        -------
 Net increase                                              97        $ 1,042
                                                          ---        -------
Year Ended March 31, 1999 (000 Omitted)                 Shares        Amount
============================================================================
Shares sold                                               359        $ 3,885
Shares issued to shareholders in reinvestment
 of distributions                                          20            214
Shares reacquired                                         (62)          (672)
                                                       ------        -------
 Net increase                                             317        $ 3,427
                                                       ------        -------



                                                                 Arkansas Fund          California Fund
Class B Shares                                      =========================== =======================
Six Months Ended September 30, 1999 (000 Omitted)         Shares        Amount        Shares     Amount
=======================================================================================================
Shares sold                                                78       $     765        1,767     $ 10,154
Shares issued to shareholders in reinvestment
 of distributions                                          11             112          105          600
Shares reacquired                                        (112)         (1,106)      (1,085)      (6,152)
                                                         ----       ---------       ------     --------
 Net increase                                             (23)      $    (229)         787     $  4,602
                                                         ----       ---------       ------     --------
Year Ended March 31, 1999 (000 Omitted)                  Shares        Amount        Shares       Amount
=======================================================================================================
Shares sold                                               401       $   4,093        4,033     $ 23,717
Shares issued to shareholders in reinvestment
 of distributions                                          18             179          160          941
Shares reacquired                                         (97)           (991)      (1,312)      (7,691)
                                                       ------       ---------      -------     --------
 Net increase                                             322       $   3,281        2,881     $ 16,967
                                                       ------       ---------      -------     --------


                                                                 Florida Fund
                                                    =========================
Six Months Ended September 30, 1999 (000 Omitted)       Shares         Amount
=============================================================================
Shares sold                                               364       $   3,602
Shares issued to shareholders in reinvestment
 of distributions                                          16             155
Shares reacquired                                        (239)         (2,341)
                                                         ----       ---------
 Net increase                                             141       $   1,416
                                                         ----       ---------
Year Ended March 31, 1999 (000 Omitted)                 Shares         Amount
=============================================================================
Shares sold                                               693       $   7,051
Shares issued to shareholders in reinvestment
 of distributions                                          24             246
Shares reacquired                                        (316)         (3,207)
                                                       ------       ---------
 Net increase                                             401       $   4,090
                                                       ------       ---------



                                                                 Georgia Fund              Maryland Fund
                                                    =========================   ========================
Six Months Ended September 30, 1999 (000 Omitted)       Shares         Amount      Shares         Amount
========================================================================================================
Shares sold                                               240       $   2,536         286      $   3,187
Shares issued to shareholders in reinvestment
 of distributions                                          12             125          32            359
Shares reacquired                                        (120)         (1,268)       (188)        (2,088)
                                                         ----       ---------        ----      ---------
 Net increase                                             132       $   1,393         130      $   1,458
                                                         ----       ---------        ----      ---------
Year Ended March 31, 1999 (000 Omitted)                 Shares         Amount      Shares         Amount
========================================================================================================
Shares sold                                               491       $   5,396         818      $   9,437
Shares issued to shareholders in reinvestment
 of distributions                                          20             223          50            574
Shares reacquired                                        (169)         (1,859)       (236)        (2,715)
                                                       ------       ---------      ------      ---------
 Net increase                                             342       $   3,760         632      $   7,296
                                                       ------       ---------      ------      ---------


                                                        Massachusetts Fund
                                                      ====================
Six Months Ended September 30, 1999 (000 Omitted)     Shares        Amount
==========================================================================
Shares sold                                              363      $  3,998
Shares issued to shareholders in reinvestment
 of distributions                                         30           334
Shares reacquired                                       (204)       (2,248)
                                                        ----      --------
 Net increase                                            189      $  2,084
                                                        ----      --------


Year Ended March 31, 1999 (000 Omitted)                Shares       Amount
==========================================================================
Shares sold                                              845      $  9,619
Shares issued to shareholders in reinvestment
 of distributions                                         47           536
Shares reacquired                                       (288)       (3,276)
                                                        ----      --------
 Net increase                                            604      $  6,879
                                                        ----      --------


                                                                 California Fund
Class C Shares                                        ==========================
Six Months Ended September 30, 1999 (000 Omitted)         Shares          Amount
================================================================================
Shares sold                                                 477         $  2,718
Shares issued to shareholders in reinvestment
 of distributions                                            18              105
Shares reacquired                                          (308)         (1,750)
                                                           ----         --------
 Net increase                                               187         $  1,073
                                                           ----         --------
Year Ended March 31, 1999 (000 Omitted)                  Shares           Amount
================================================================================
Shares sold                                               1,346         $  7,950
Shares issued to shareholders in reinvestment
 of distributions                                            23              135
Shares reacquired                                          (401)          (2,358)
                                                         ------         --------
 Net increase                                               968         $  5,727
                                                         ------         --------

(6) Line of Credit

The Trust and other affiliated funds participate in an $820 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Funds for the six months ended September 30, 1999, ranged from $51 to $1,013.


(7) Financial Instruments

The Trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Futures Contracts

                                                                                               Unrealized
                                                                                              Appreciation
Fund                   Description                 Expiration      Contracts     Position     (Depreciation)
------------------------------------------------------------------------------------------------------------
Alabama Fund           U.S. Treasury Bonds      December 1999           6        Short          $   (969)
                       Municipal Bond Index     December 1999           6        Long             (1,281)
                                                                                                --------
                                                                                                $ (2,250)
                                                                                                --------
Arkansas Fund          U.S. Treasury Bonds      December 1999           9        Short          $ (1,280)
                       Municipal Bond Index     December 1999           9        Long             (2,063)
                                                                                                --------
                                                                                                $ (3,343)
                                                                                                --------
California Fund        U.S. Treasury Bonds      December 1999          21        Short          $ (2,875)
                       Municipal Bond Index     December 1999          21        Long             (4,906)
                                                                                                --------
                                                                                                $ (7,781)
                                                                                                --------
Florida Fund           U.S. Treasury Bonds      December 1999           7        Short          $ (5,688)
                       Municipal Bond Index     December 1999           7        Long              3,719
                                                                                                --------
                                                                                                $ (1,969)
                                                                                                --------
Georgia Fund           U.S. Treasury Bonds      December 1999           5        Short          $   (438)
                       Municipal Bond Index     December 1999           5        Long             (1,250)
                                                                                                --------
                                                                                                $ (1,688)
                                                                                                --------
Maryland Fund          U.S. Treasury Bonds      December 1999          12        Short          $ (1,594)
                       Municipal Bond Index     December 1999          12        Long             (2,844)
                                                                                                --------
                                                                                                $ (4,438)
                                                                                                --------
Massachusetts Fund     U.S. Treasury Bonds      December 1999          19        Short          $ (3,094)
                       Municipal Bond Index     December 1999          19        Long             (4,156)
                                                                                                --------
                                                                                                $ (7,250)
                                                                                                --------

At September 30, 1999, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

(8) Restricted Securities

Each Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 1999, the Alabama, California, Florida, Georgia, Maryland, and Massachusetts Funds owned the following restricted securities (constituting 6.2%, 5.2%, 2.9%, 6.0%, 3.0%, and 2.6% of each Fund's net assets, respectively), which may not be publicly sold without registration under the Securities Act of 1933. Each Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value in good faith by the Trustees.


Fund                 Description
-------------------- --------------------------------------------------------------------
Alabama              Fund Guam Power Authority Rev., RITES, AMBAC, 6.673s, 2013
                     Guam Power Authority Rev., RITES, AMBAC, 6.673s, 2018
                     Puerto Rico Public Finance Corp., AMBAC, 5.375s, 2013
                     Puerto Rico Public Finance Corp., AMBAC, 7.021s, 2016
California           Fund State of California, FGIC, 5.772s, 2015 Los Angeles,
                     CA, FGIC, 6.772s, 2014 University of California Rev., MBIA,
                     6.521s, 2016
Florida Fund         State of Florida, Dept. of Transportation, 5.946s, 2017
Georgia Fund         Atlanta, GA, Water & Wastewater Rev., FGIC, 6.94s, 2016
Maryland Fund        Guam Power Authority Rev., AMBAC, 6.673s, 2015
                     Puerto Rico Electric Power Authority, Power Rev., FSA, 7.25s, 2015
                     Puerto Rico Public Finance Corp., AMBAC, 7.021s, 2016
Massachusetts        Fund Dudley-Charlton, MA, FGIC, 6.545s, 2015
                     Dudley-Charlton, MA, FGIC, 6.545s, 2016 Dudley-Charlton,
                     MA, FGIC, 6.545s, 2018 Puerto Rico Public Finance Corp.,
                     AMBAC, 7.021s, 2016



                        Date of      Share/Par
Fund                  Acquisition     Amount         Cost         Value
-------------------- ------------- ------------ ------------- -------------
Alabama Fund            5/20/99       580,000    $  536,360    $   485,110
                        5/20/99     4,500,000     4,376,790      3,802,860
                        10/1/99       500,000       509,110        509,110
                        3/31/99       500,000       569,030        497,040
                                                               -----------
                                                               $ 5,294,120
California Fund         3/10/99     5,000,000    $4,922,400    $ 4,129,700
                        7/20/99     5,405,000     5,672,548      5,302,737
                        5/21/99     5,705,000     5,783,273      5,210,947
                                                               -----------
                                                               $14,643,384
Florida Fund             4/9/99     3,000,000    $3,042,840    $ 2,520,660
Georgia Fund            4/20/99     4,000,000    $4,668,400    $ 4,021,600
Maryland Fund           5/20/99     1,680,000    $1,760,909    $ 1,580,242
                        9/16/99     1,400,000     1,367,100      1,357,944
                        3/31/99     1,520,000     1,729,851      1,511,002
                                                               -----------
                                                               $ 4,449,188
Massachusetts Fund       5/9/99     1,365,000    $1,498,398    $ 1,309,881
                         5/9/99     1,430,000     1,555,633      1,348,719
                         5/9/99     1,565,000     1,685,536      1,445,371
                        5/23/96     2,500,000     2,485,200      2,485,200
                                                               -----------
                                                               $ 6,589,171

                       MFS' Year 2000 Readiness Disclosure

MFS Investment Management(R), as an investment adviser and on behalf of the MFS funds, is committed to the effective use of technology in managing our portfolio investments, delivering high-quality service to MFS fund shareholders, retirement plan participants, and MFS' institutional clients, and supporting the financial advisers who sell our products. With that in mind, we created a separately funded Year 2000 Program Management Office in 1996 comprised of a specialized staff reporting directly to MFS senior management.

The Year 2000 (Y2K) problem arises because calendar-year fields in computers and software applications traditionally have used two-digit codes so that, for example, the year 1998 is coded as "98," with the "19" being implied. In the year 2000, unless necessary corrections have been made, computer applications may assume "00" refers to 1900 rather than 2000, thus resulting in systems failures or miscalculations. To address this issue, our team of dedicated business and technology managers, working with outside experts, is taking steps to ascertain the Y2K readiness of MFS' internal systems and is working with our external systems vendors to determine whether they expect their systems to be ready.

MFS recognizes that fund shareholders and institutional clients also are concerned about whether the companies whose securities are held in their portfolios are addressing Y2K issues. As part of the MFS Original
Research(R) process of evaluating portfolio investments, one of the many relevant factors that MFS' portfolio managers and research analysts may consider is a company's Y2K readiness. Each year, MFS' research analysts and portfolio managers conduct more than 1,000 on-site meetings with companies whose securities are, or may be, held in fund and client portfolios, and host an additional 1,500 meetings at MFS' headquarters. When assessing the Y2K readiness of these companies, MFS' research analysts and portfolio managers may rely upon discussions at these meetings as well as SEC disclosure documents and third-party reports.

Y2K readiness is an enormously complex, worldwide issue. No company or institution can guarantee that it will be unaffected by the Y2K issue. While MFS is taking significant steps to protect the integrity of its internal systems, there can be no assurance that these steps will be sufficient to avoid any adverse impact on MFS, shareholders of MFS funds, participants in retirement plans administered by MFS, or MFS' institutional clients.

If you have further questions regarding MFS' Year 2000 Readiness Program, please visit our Web site at www.mfs.com or contact the MFS Year 2000 Program Management Office by e-mail at y2k@mfs.com or by letter at 500 Boylston Street, Boston, MA 02116-3741.

MFS Family of Funds(R)

MFS offers a range of mutual funds to meet investors' varying financial needs and goals. The funds are placed below in descending order of the level of risk and reward each one offers in relation to the others in that asset class.(1) The objective of the fund you choose should correspond to your financial needs and goals.

                       HIGHER RISK/HIGHER REWARD POTENTIAL

BOND FUNDS

MFS(R) Global Governments Fund
MFS(R) High Yield Opportunities Fund
MFS(R) High Income Fund
MFS(R) Municipal High Income Fund
MFS(R) Strategic Income Fund
MFS(R) Municipal State Funds
  AL, AR, CA, FL, GA, MD, MA, MS,
  NY, NC, PA, SC, TN, VA, WV
MFS(R) Municipal Income Fund
MFS(R) Bond Fund
MFS(R) Municipal Bond Fund
MFS(R) Government Securities Fund
MFS(R) Government Mortgage Fund
MFS(R) Intermediate Income Fund
MFS(R) Municipal Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Government Limited Maturity Fund


STOCK FUNDS

MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
MFS(R) Managed Sectors Fund
MFS(R) New Discovery Fund
MFS(R) Emerging Growth Fund
MFS(R) Mid Cap Growth Fund
MFS(R) International Growth Fund
MFS(R) Research International Fund
MFS(R) Global Growth Fund
MFS(R) Strategic Growth Fund
MFS(R) Research Fund
MFS(R) International Growth and Income Fund
MFS(R) Global Equity Fund
MFS(R) Capital Opportunities Fund
Massachusetts Investors Growth Stock Fund
MFS(R) Growth Opportunities Fund
MFS(R) Large Cap Growth Fund
MFS(R) Union Standard(R) Equity Fund
MFS(R) Research Growth and Income Fund
Massachusetts Investors Trust
MFS(R) Equity Income Fund
MFS(R) Utilities Fund
MFS(R) Global Total Return Fund
MFS(R) Total Return Fund
MFS(R) Global Asset Allocation Fund


                        LOWER RISK/LOWER REWARD POTENTIAL


(1) For information on the specific risks, charges, and expenses associated with any MFS fund, refer to the prospectus. Read it carefully before investing or sending money.

MFS(R) Municipal Series Trust

Trustees

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),
MFS Investment Management

Marshall N. Cohan - Private Investor

Lawrence H. Cohn, M.D. - Chief of Cardiac
Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE - Chief
Executive Officer, Edmund Gibbons Ltd.;
Chairman, Colonial Insurance Company, Ltd.

Abby M. O'Neill - Private Investor

Walter E. Robb, III - President and Treasurer,
Benchmark Advisors, Inc.; President,
Benchmark Consulting Group, Inc.

Arnold D. Scott* - Senior Executive Vice
President, Director, and Secretary, MFS
Investment Management

Jeffrey L. Shames* - Chairman, Chief Executive
Officer, and Director, MFS Investment Management

J. Dale Sherratt - President, Insight Resources,
Inc.; Managing General Partner, Wellfleet
Investments; Chief Executive Officer,
Cambridge Nutraceuticals

Ward Smith - Former Chairman (until 1994),
NACCO Industries

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Chairman and President
Jeffrey L. Shames*

Portfolio Managers
Michael L. Dawson*
Christopher J. Mier*
Geoffrey L. Schechter*

Treasurer
W. Thomas London*


Assistant Treasurers
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*


Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Investor Information
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial consultant or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com


*Affiliated with the Investment Adviser

MFS(R) Municipal                                            -----------------
Series Trust                                                    Bulk Rate
                                                              U.S. Postage
                                                                  Paid
MFS(R) Alabama Municipal Bond Fund                                 MFS
MFS(R) Arkansas Municipal Bond Fund                         -----------------
MFS(R) California Municipal Bond Fund
MFS(R) Florida Municipal Bond Fund
MFS(R) Georgia Municipal Bond Fund
MFS(R) Maryland Municipal Bond Fund
MFS(R) Massachusetts Municipal Bond Fund


         [MFS LOGO]
    INVESTMENT MANAGEMENT

We invented the mutual fund(R)

     500 Boylston Street
     Boston, MA 02116-3741



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(C)1999 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741